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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 60.1%
Dividend Income 6.0%
Columbia Dividend Income Fund(a)	216,682	$3,176,563
Columbia Dividend Opportunity Fund(a)	366,073	3,170,193
Total		6,346,756
International 11.9%
Columbia Emerging Markets Fund(a)	645,290	6,478,713
Columbia Greater China Fund(a)	21,304	1,020,886
Columbia Overseas Value Fund(a)	338,292	2,428,938
Columbia Pacific/Asia Fund(a)	324,804	2,637,408
Total		12,565,945
U.S. Large Cap 26.1%
Columbia Contrarian Core Fund(a)	435,896	6,878,436
Columbia Large Cap Growth Fund(a)	117,898	3,177,353
Columbia Large Core Quantitative Fund(a)	1,218,017	7,929,289
Columbia Large Growth Quantitative Fund(a)	239,903	2,115,947
Columbia Large Value Quantitative Fund(a)	292,574	2,115,308
Columbia Select Large Cap Growth Fund(a)(b)	292,304	4,229,638
Columbia Select Large Cap Value Fund(a)	63,182	1,058,297
Total		27,504,268
U.S. Mid Cap 9.1%
Columbia Mid Cap Growth Fund(a)(b)	166,922	4,758,937
Columbia Mid Cap Value Fund(a)	333,453	4,758,380
Total		9,517,317
U.S. Small Cap 7.0%
Columbia Small Cap Growth Fund I(a)(b)	119,396	3,700,088
Columbia Small Cap Value Fund I(a)	34,925	1,585,578
Columbia Small Cap Value Fund II(a)	141,094	2,109,359
Total		7,395,025

Total Equity Funds (Cost: $60,170,753)		$63,329,311

Fixed-Income Funds 29.5%
Convertible 2.0%
Columbia Convertible Securities Fund(a)	140,288	$2,112,744
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund(a)	177,856	2,098,702
High Yield 1.5%
Columbia High Yield Bond Fund(a)	581,248	1,633,305

		Shares	Value

Fixed-Income Funds (continued)
International 2.0%
Columbia International Bond Fund(a)		186,369	2,098,515
Investment Grade 22.0%
Columbia Corporate Income Fund(a)		925,829	9,434,199
Columbia Income Opportunities Fund(a)		330,211	3,160,118
Columbia Limited Duration Credit Fund(a)		314,154	3,166,672
Columbia U.S. Government Mortgage Fund(a)		944,978	5,272,979
Mortgage- and Asset-Backed Portfolio(a)		218,674	2,105,825
Total			23,139,793
Total Fixed-Income Funds (Cost: $30,332,709)			$31,083,059

Alternative Investments 6.2%
Columbia Absolute Return Currency and Income Fund(a)(b)		202,804	2,096,990
Columbia Absolute Return Multi-Strategy Fund(a)(b)		287,465	2,897,644
Columbia Commodity Strategy Fund(a)(b)		162,888	1,560,471
Total Alternative Investments (Cost: $6,465,146)			$6,555,105

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.4%
United States 2.4%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%	268,827	414,120
01/15/25	2.375%	366,708	466,463
02/15/40	2.125%	104,855	137,876
07/15/12	3.000%	31,512	32,221
07/15/13	1.875%	185,092	194,810
01/15/14	2.000%	196,246	209,738
01/15/15	1.625%	249,249	271,584
01/15/16	2.000%	199,825	225,678
07/15/17	2.625%	164,024	197,200
01/15/19	2.125%	211,116	252,646
01/15/21	1.125%	$82,882	$93,268
Total			2,495,604
Total Inflation-Indexed Bonds (Cost: $2,263,962)			$2,495,604

		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.161%(a)(c)		1,900,199	$1,900,199
Total Money Market Funds (Cost: $1,900,199)			$1,900,199
Total Investments(d)
(Cost: $101,132,769)			$105,363,278(e)
Other Assets and Liabilities			(30,772)
Net Assets			$105,332,506

Notes to Portfolio of Investments

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $101,133,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,069,000
Unrealized Depreciation	(839,000)
Net Unrealized Appreciation	$4,230,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Mutual Funds
Investments in Affiliated Funds	$100,967,475	$—	$—	$100,967,475
Affiliated Money Market Fund	1,900,199	—	—	1,900,199
Total Mutual Funds	102,867,674	—	—	102,867,674

Bonds
Inflation-Indexed Bonds	—	2,495,604	—	2,495,604
Total Bonds	—	2,495,604	—	2,495,604

Total	$102,867,674	$2,495,604	$—	$105,363,278

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Money Market Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 21.3%
Chariot Funding LLC(a)
05/15/12	0.190%	$2,000,000	$1,999,525
FCAR Owner Trust Series I
04/09/12	0.200%	2,000,000	1,999,890
Fairway Finance Co. LLC(a)
04/23/12	0.140%	3,000,000	2,999,732
Jupiter Securitization Co. LLC
04/23/12	0.150%	3,000,000	2,999,712
Market Street Funding LLC(a)
05/24/12	0.210%	2,000,000	1,999,370
Metlife Short Term Funding LLC(a)
04/16/12	0.140%	3,000,000	2,999,800
Thunder Bay Funding LLC(a)
05/21/12	0.160%	3,000,000	2,999,320

Total Asset-Backed Commercial Paper (Cost: $17,997,349)			$17,997,349

Commercial Paper 20.2%
Banking 9.5%
Bank Of Nova Scotia Trust Co.
04/04/12	0.080%	2,000,000	1,999,978
Canadian Imperial Holdings, Inc.
04/04/12	0.060%	3,000,000	2,999,973
State Street Corp.
04/10/12	0.170%	3,000,000	2,999,850
Total			7,999,801

Consumer Products 2.4%
Procter & Gamble Co. (The)(a)
05/25/12	0.120%	2,000,000	1,999,633

Life Insurance 2.4%
New York Life Capital Corp.
04/11/12	0.090%	2,000,000	1,999,939

Non-Captive Diversified 3.5%
General Electric Capital Corp.
04/13/12	0.050%	3,000,000	2,999,946

Pharmaceuticals 2.4%
Pfizer, Inc.(a)
04/10/12	0.070%	2,000,000	1,999,956

Total Commercial Paper (Cost: $16,999,275)			$16,999,275

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Certificates of Deposit 12.9%
Bank Of Montreal
04/03/12	0.150%	$3,000,000	$3,000,000
Royal Bank of Canada
04/02/12	0.120%	2,900,000	2,900,000
Toronto Dominion Bank
05/10/12	0.120%	3,000,000	3,000,000
Westpac Banking Corp.(b)
07/03/12	0.506%	2,000,000	2,000,000

Total Certificates of Deposit (Cost: $10,900,000)			$10,900,000

U.S. Government & Agency Obligations 20.9%
Federal Home Loan Banks(b)
09/05/12	0.200%	2,500,000	2,500,000
Federal Home Loan Banks(c)
04/02/12	0.000%	4,800,000	4,800,000
Federal Home Loan Mortgage Corp.
05/09/12	0.040%	4,000,000	3,999,827
05/14/12	0.110%	1,300,000	1,299,825
05/22/12	0.040%	2,000,000	1,999,884
07/17/12	0.120%	3,000,000	2,998,920

Total U.S. Government & Agency Obligations (Cost: $17,598,456)			$17,598,456

Repurchase Agreements 5.9%
Tri-Party RBC Capital Markets LLC dated 03/30/12, due 04/02/12 at 0.030%, collateralized by U.S. Treasury obligation maturing 02/15/14, market value $5,092,473 (repurchase proceeds $5,000,013)
		5,000,000	5,000,000

Total Repurchase Agreements (Cost: $5,000,000)			$5,000,000

Treasury Note Short-Term 14.8%
U.S. Treasury Bills
04/05/12	0.010%	4,000,000	3,999,993
04/19/12	0.100%	2,500,000	2,499,868
05/10/12	0.080%	3,000,000	2,999,725
08/23/12	0.130%	3,000,000	2,998,490

Total Treasury Note Short-Term (Cost: $12,498,076)			$12,498,076

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.5%
Car Loan 2.5%
AmeriCredit Automobile Receivables Trust
Series 2011-4 Class A1
10/09/12	0.339%	$131,146	$131,146
Series 2011-5 Class A1
11/08/12	0.433%	192,199	192,199
Enterprise Fleet Financing LLC(a)
Series 2011-2 Class A1
07/20/12	0.384%	97,631	97,631
Series 2011-3 Class A1
11/20/12	0.589%	254,608	254,608
Ford Credit Auto Lease Trust Series 2012-A Class A1(a)
03/15/13	0.358%	350,686	350,686
Honda Auto Receivables Owner Trust Series 2012-1 Class A1
03/15/13	0.413%	530,582	530,582

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	$265,191	$265,191
Volkswagen Auto Lease Trust Series 2011-A Class A1
11/20/12	0.461%	278,580	278,580
Total			2,100,623

Total Asset-Backed Securities - Non-Agency (Cost: $2,100,623)			$2,100,623

Total Investments
(Cost: $83,093,779)(d)			$83,093,779(e)
Other Assets & Liabilities, Net			1,280,858
Net Assets			$84,374,637

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $17,700,261 or 20.98% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(c)	Zero coupon bond.
(d)	Also represents the cost of securities for federal income tax purposes at March 31, 2012.
(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Asset-Backed Securities - Non-Agency	$—	$2,100,623	$—	$2,100,623
U.S. Government & Agency Obligations	—	17,598,456	—	17,598,456
Total Bonds	—	19,699,079	—	19,699,079

Short-Term Securities
Asset-Backed Commercial Paper	—	17,997,349	—	17,997,349
Certificates of Deposit	—	10,900,000	—	10,900,000
Commercial Paper	—	16,999,275	—	16,999,275
Repurchase Agreements	—	5,000,000	—	5,000,000
Treasury Note Short-Term	—	12,498,076	—	12,498,076
Total Short-Term Securities	—	63,394,700	—	63,394,700
Total	$—	$83,093,779	$—	$83,093,779

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 26.7%
Hotels, Restaurants & Leisure 9.5%
Chipotle Mexican Grill, Inc.(a)	364	$152,152
Las Vegas Sands Corp.	4,400	253,308
Yum! Brands, Inc.	2,700	192,186
Total		597,646
Internet & Catalog Retail 7.5%
Amazon.com, Inc.(a)	1,001	202,712
priceline.com, Inc.(a)	382	274,085
Total		476,797
Textiles, Apparel & Luxury Goods 9.7%
Fossil, Inc.(a)	917	121,026
lululemon athletica, Inc.(a)	3,329	248,610
Michael Kors Holdings Ltd.(a)	5,180	241,336
Total		610,972
TOTAL CONSUMER DISCRETIONARY		1,685,415
CONSUMER STAPLES 6.0%
Food Products 3.0%
Green Mountain Coffee Roasters, Inc.(a)	3,960	185,486
Personal Products 3.0%
Estee Lauder Companies, Inc. (The), Class A	3,088	191,271
TOTAL CONSUMER STAPLES		376,757
ENERGY 5.7%
Energy Equipment & Services 2.9%
FMC Technologies, Inc.(a)	3,606	181,815
Oil, Gas & Consumable Fuels 2.8%
EOG Resources, Inc.	1,599	177,649
TOTAL ENERGY		359,464
FINANCIALS 6.4%
Capital Markets 4.0%
Franklin Resources, Inc.	2,033	252,153
Diversified Financial Services 2.4%
IntercontinentalExchange, Inc.(a)	1,130	155,285
TOTAL FINANCIALS		407,438

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 17.8%
Biotechnology 8.1%
Alexion Pharmaceuticals, Inc.(a)	1,594	$148,019
Biogen Idec, Inc.(a)	1,440	181,397
Celgene Corp.(a)	2,381	184,575
Total		513,991
Health Care Providers & Services 3.0%
McKesson Corp.	2,180	191,338
Pharmaceuticals 6.7%
Allergan, Inc.	2,080	198,495
Novo Nordisk A/S, ADR	1,609	223,184
Total		421,679
TOTAL HEALTH CARE		1,127,008
INDUSTRIALS 4.9%
Aerospace & Defense 2.8%
Precision Castparts Corp.	1,039	179,643
Air Freight & Logistics 2.1%
Expeditors International of Washington, Inc.	2,807	130,554
TOTAL INDUSTRIALS		310,197
INFORMATION TECHNOLOGY 32.2%
Communications Equipment 9.5%
F5 Networks, Inc.(a)	1,419	191,508
Juniper Networks, Inc.(a)	8,980	205,462
QUALCOMM, Inc.	3,025	205,761
Total		602,731
Computers & Peripherals 3.8%
EMC Corp.(a)	8,082	241,490
Internet Software & Services 7.3%
Baidu, Inc., ADR(a)	1,834	267,342
Google, Inc., Class A(a)	300	192,372
Total		459,714
IT Services 6.9%
Cognizant Technology Solutions Corp., Class A(a)	3,460	266,247
Visa, Inc., Class A	1,430	168,740
Total		434,987

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 4.7%
Salesforce.com, Inc.(a)	1,921	$296,814
TOTAL INFORMATION TECHNOLOGY		2,035,736
Total Common Stocks (Cost: $4,940,062)		$6,302,015

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.161%(b)(c)	23,435	$23,435

Total Money Market Funds (Cost: $23,435)		$23,435

Total Investments
(Cost: $4,963,497)(d)		$6,325,450(e)
Other Assets & Liabilities, Net		(4,239)
Net Assets		$6,321,211

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(c)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$7,612	$403,768	$(387,945)	$—	$23,435	$29	$23,435

(d)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $4,963,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,547,000
Unrealized Depreciation	(185,000)
Net Unrealized Appreciation	$1,362,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$1,685,415	$—	$—	$1,685,415
Consumer Staples	376,757	—	—	376,757
Energy	359,464	—	—	359,464
Financials	407,438	—	—	407,438
Health Care	1,127,008	—	—	1,127,008
Industrials	310,197	—	—	310,197
Information Technology	2,035,736	—	—	2,035,736
Total Equity Securities	6,302,015	—	—	6,302,015

Other
Money Market Funds	23,435	—	—	23,435
Total Other	23,435	—	—	23,435
Total	$6,325,450	$—	$—	$6,325,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.6%
CONSUMER DISCRETIONARY 10.1%
Diversified Consumer Services 0.7%
Lincoln Educational Services Corp.(a)	109,985	$869,981
Regis Corp.	78,892	1,453,980
Total		2,323,961
Hotels, Restaurants & Leisure 1.8%
Benihana, Inc.	87,677	1,144,185
Bob Evans Farms, Inc.(a)	49,081	1,851,335
PF Chang’s China Bistro, Inc.	33,500	1,323,920
Red Robin Gourmet Burgers, Inc.(a)(b)	32,124	1,194,692
Total		5,514,132
Household Durables 0.8%
American Greetings Corp., Class A(a)	76,910	1,179,800
Cavco Industries, Inc.(b)	21,888	1,019,543
CSS Industries, Inc.	13,998	272,401
Total		2,471,744
Specialty Retail 4.9%
Aaron’s, Inc.(a)	52,080	1,348,872
Children’s Place Retail Stores, Inc. (The)(a)(b)	33,147	1,712,705
Finish Line, Inc., Class A (The)(a)	82,280	1,745,982
GameStop Corp., Class A(a)	48,586	1,061,118
hhgregg, Inc.(a)(b)	83,925	955,067
Men’s Wearhouse, Inc. (The)(a)	57,791	2,240,557
RadioShack Corp.(a)	128,370	798,461
Rent-A-Center, Inc.	86,346	3,259,562
Shoe Carnival, Inc.(a)(b)	40,750	1,312,965
Stage Stores, Inc.	67,143	1,090,402
Total		15,525,691
Textiles, Apparel & Luxury Goods 1.9%
G-III Apparel Group Ltd.(a)(b)	36,390	1,034,204
Jones Group, Inc. (The)(a)	152,710	1,918,037
Movado Group, Inc.	64,171	1,575,398
Warnaco Group, Inc. (The)(a)(b)	24,290	1,418,536
Total		5,946,175
TOTAL CONSUMER DISCRETIONARY		31,781,703
CONSUMER STAPLES 2.7%
Food & Staples Retailing 1.5%
Andersons, Inc. (The)(a)	38,890	1,893,554
Harris Teeter Supermarkets, Inc.	38,000	1,523,800
Spartan Stores, Inc.(a)	65,437	1,185,718
Total		4,603,072

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.2%
Chiquita Brands International, Inc.(a)(b)	127,980	$1,124,944
Darling International, Inc.(b)	49,630	864,555
Fresh Del Monte Produce, Inc.	85,069	1,942,976
Total		3,932,475
TOTAL CONSUMER STAPLES		8,535,547
ENERGY 5.2%
Energy Equipment & Services 2.6%
Gulf Island Fabrication, Inc.(a)	46,024	1,347,122
Matrix Service Co.(a)(b)	92,731	1,299,161
Patterson-UTI Energy, Inc.	46,570	805,195
RPC, Inc.(a)	95,955	1,018,083
Tetra Technologies, Inc.(a)(b)	117,706	1,108,791
TGC Industries, Inc.(b)	108,466	1,075,983
Tidewater, Inc.	25,243	1,363,627
Total		8,017,962
Oil, Gas & Consumable Fuels 2.6%
Bill Barrett Corp.(a)(b)	64,840	1,686,488
Cloud Peak Energy, Inc.(a)(b)	90,320	1,438,798
Forest Oil Corp.(a)(b)	65,260	790,951
Stone Energy Corp.(b)	47,582	1,360,369
Swift Energy Co.(b)	52,108	1,512,695
VAALCO Energy, Inc.(a)(b)	159,710	1,509,260
Total		8,298,561
TOTAL ENERGY		16,316,523
FINANCIALS 30.5%
Capital Markets 1.8%
GFI Group, Inc.	251,006	943,783
INTL FCStone, Inc.(a)(b)	58,745	1,239,519
Investment Technology Group, Inc.(a)(b)	91,528	1,094,675
Knight Capital Group, Inc., Class A(b)	151,030	1,943,756
Medallion Financial Corp.	20,422	227,910
Total		5,449,643
Commercial Banks 9.2%
Ameris Bancorp(b)	115,899	1,522,913
BancFirst Corp.(a)	31,654	1,378,848
Bryn Mawr Bank Corp.	62,511	1,402,747
Chemical Financial Corp.(a)	73,559	1,724,223
Columbia Banking System, Inc.(a)	86,908	1,979,764
Community Trust Bancorp, Inc.(a)	48,549	1,556,966
First Citizens BancShares Inc., Class A	7,998	1,461,155

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
First Commonwealth Financial Corp.(a)	313,738	$1,920,077
First Financial Corp.(a)	54,609	1,733,836
First National Bank of Alaska	417	642,180
FirstMerit Corp.(a)	142,400	2,400,864
Glacier Bancorp, Inc.(a)	109,990	1,643,251
Hancock Holding Co.	72,544	2,576,037
Investors Bancorp, Inc.(b)	83,873	1,259,772
Merchants Bancshares, Inc.(a)	45,885	1,293,039
Northrim BanCorp, Inc.	58,329	1,255,240
West Coast Bancorp(a)(b)	57,952	1,096,452
Wintrust Financial Corp.(a)	60,747	2,174,135
Total		29,021,499
Consumer Finance 0.6%
Cash America International, Inc.(a)	38,869	1,862,991
Diversified Financial Services 0.2%
Pico Holdings, Inc.(b)	30,007	703,664
Insurance 7.7%
Allied World Assurance Co. Holdings AG	21,350	1,466,104
American Safety Insurance Holdings Ltd.(b)	65,116	1,227,437
Argo Group International Holdings Ltd.	56,870	1,698,707
Baldwin & Lyons, Inc., Class B	50,185	1,123,140
eHealth, Inc.(b)	89,182	1,454,558
EMC Insurance Group, Inc.	52,584	1,056,413
Endurance Specialty Holdings Ltd.	31,360	1,275,098
FBL Financial Group, Inc., Class A	43,996	1,482,665
Global Indemnity PLC(a)(b)	86,416	1,684,248
Hanover Insurance Group, Inc. (The)	39,050	1,605,736
Horace Mann Educators Corp.	88,968	1,567,616
Kemper Corp.	6,261	189,583
National Western Life Insurance Co., Class A	5,648	773,042
Navigators Group, Inc. (The)(b)	31,170	1,472,471
Old Republic International Corp.(a)	48,210	508,616
Safety Insurance Group, Inc.(a)	39,036	1,625,459
Stewart Information Services Corp.(a)	69,360	985,606
Symetra Financial Corp.	122,095	1,407,755
United Fire Group, Inc.	86,642	1,550,025
Total		24,154,279
Real Estate Investment Trusts (REITs) 6.0%
Chesapeake Lodging Trust(a)	100,457	1,805,212

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust(a)	49,250	$1,143,093
Cousins Properties, Inc.(a)	227,260	1,722,631
DiamondRock Hospitality Co.	223,772	2,302,614
Franklin Street Properties Corp.(a)	124,115	1,315,619
National Health Investors, Inc.(a)	28,757	1,402,766
Potlatch Corp.	57,259	1,794,497
Starwood Property Trust, Inc.(a)	119,349	2,508,716
Sunstone Hotel Investors, Inc.(b)	253,408	2,468,194
Terreno Realty Corp.	96,245	1,377,266
Urstadt Biddle Properties, Inc., Class A(a)	54,583	1,077,468
Total		18,918,076
Thrifts & Mortgage Finance 5.0%
Bank Mutual Corp.	246,619	996,341
BankFinancial Corp.	133,837	886,001
Beneficial Mutual Bancorp, Inc.(b)	166,605	1,456,128
Brookline Bancorp, Inc.(a)	174,962	1,639,394
Clifton Savings Bancorp, Inc.	69,693	726,898
ESSA Bancorp, Inc.	76,440	749,112
Home Federal Bancorp, Inc.	127,830	1,294,918
MGIC Investment Corp.(a)(b)	293,728	1,456,891
Northfield Bancorp, Inc.(a)	60,498	860,281
Provident New York Bancorp(a)	120,900	1,022,814
TrustCo Bank Corp.(a)	157,508	899,371
United Financial Bancorp, Inc.	57,612	911,422
Washington Federal, Inc.(a)	99,330	1,670,730
Westfield Financial, Inc.(a)	150,977	1,194,228
Total		15,764,529
TOTAL FINANCIALS		95,874,681
HEALTH CARE 9.1%
Health Care Equipment & Supplies 3.3%
Analogic Corp.	17,760	1,199,510
Angiodynamics, Inc.(a)(b)	67,325	824,731
Cantel Medical Corp.(a)	62,039	1,556,558
CONMED Corp.	45,880	1,370,436
ICU Medical, Inc.(a)(b)	27,931	1,373,088
Kensey Nash Corp.(a)	37,467	1,096,284
Medical Action Industries, Inc.(b)	99,740	570,513
Orthofix International NV(b)	25,177	946,152
Quidel Corp.(a)(b)	59,053	1,084,804
Symmetry Medical, Inc.(a)(b)	78,517	555,115
Total		10,577,191
Health Care Providers & Services 3.6%
Amsurg Corp.(b)	59,821	1,673,791

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Centene Corp.(b)	38,300	$1,875,551
Lincare Holdings, Inc.(a)	55,160	1,427,541
Magellan Health Services, Inc.(a)(b)	38,660	1,886,995
Medcath Corp.	99,450	781,677
Molina Healthcare, Inc.(a)(b)	48,210	1,621,302
Triple-S Management Corp., Class B(b)	43,974	1,015,799
U.S. Physical Therapy, Inc.	40,995	944,935
Total		11,227,591
Pharmaceuticals 2.2%
Impax Laboratories, Inc.(a)(b)	60,110	1,477,504
Medicis Pharmaceutical Corp., Class A(a)	37,600	1,413,384
Par Pharmaceutical Companies, Inc.(a)(b)	41,650	1,613,105
Viropharma, Inc.(a)(b)	76,460	2,299,152
Total		6,803,145
TOTAL HEALTH CARE		28,607,927
INDUSTRIALS 16.1%
Aerospace & Defense 1.5%
AAR Corp.(a)	49,575	904,744
Ceradyne, Inc.(a)	55,216	1,797,833
Curtiss-Wright Corp.(a)	50,540	1,870,485
Total		4,573,062
Building Products 0.4%
Universal Forest Products, Inc.(a)	37,385	1,289,035
Commercial Services & Supplies 2.0%
ABM Industries, Inc.(a)	59,950	1,456,785
Consolidated Graphics, Inc.(a)(b)	23,769	1,075,547
Ennis, Inc.(a)	54,692	865,227
Unifirst Corp.	25,180	1,549,829
United Stationers, Inc.(a)	45,850	1,422,726
Total		6,370,114
Construction & Engineering 2.3%
Comfort Systems U.S.A., Inc.(a)	74,763	815,664
Dycom Industries, Inc.(b)	73,170	1,709,251
EMCOR Group, Inc.	70,245	1,947,191
KHD Humboldt Wedag International AG(b)	63,585	517,300
Layne Christensen Co.(a)(b)	41,526	923,954
Pike Electric Corp.(a)(b)	102,081	840,127

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
Sterling Construction Co., Inc.(a)(b)	60,376	$588,666
Total		7,342,153
Electrical Equipment 1.8%
Belden, Inc.	40,897	1,550,405
Brady Corp., Class A	49,130	1,589,356
GrafTech International Ltd.(b)	134,959	1,611,410
Powell Industries, Inc.(a)(b)	27,707	948,965
Total		5,700,136
Machinery 4.6%
Astec Industries, Inc.(b)	35,349	1,289,532
Briggs & Stratton Corp.(a)	73,381	1,315,721
CIRCOR International, Inc.	32,580	1,083,937
EnPro Industries, Inc.(a)(b)	40,988	1,684,607
FreightCar America, Inc.(a)	28,557	642,247
Harsco Corp.	37,574	881,486
ITT Corp.	34,660	795,100
Kadant, Inc.(a)(b)	54,876	1,307,146
LB Foster Co., Class A(a)	39,462	1,125,062
Mueller Industries, Inc.	47,301	2,149,830
Robbins & Myers, Inc.	42,013	2,186,777
Total		14,461,445
Marine 0.3%
Diana Shipping, Inc.(b)	93,040	832,708
Professional Services 0.9%
FTI Consulting, Inc.(a)(b)	41,700	1,564,584
Korn/Ferry International(a)(b)	73,704	1,234,542
Total		2,799,126
Road & Rail 1.4%
Heartland Express, Inc.(a)	74,113	1,071,674
Ryder System, Inc.(a)	24,270	1,281,456
Werner Enterprises, Inc.(a)	87,378	2,172,217
Total		4,525,347
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.(a)	32,318	1,329,239
Kaman Corp.	46,311	1,572,259
Total		2,901,498
TOTAL INDUSTRIALS		50,794,624

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 15.1%
Communications Equipment 1.3%
Anaren, Inc.(a)(b)	48,312	$886,525
Emulex Corp.(b)	143,990	1,494,616
Symmetricom, Inc.(b)	139,818	806,750
Tellabs, Inc.	221,820	898,371
Total		4,086,262
Computers & Peripherals 0.4%
QLogic Corp.(b)	62,440	1,108,934
Electronic Equipment, Instruments & Components 3.0%
Anixter International, Inc.(a)(b)	26,607	1,929,806
Benchmark Electronics, Inc.(b)	91,731	1,512,644
Electro Scientific Industries, Inc.	59,125	887,466
Littelfuse, Inc.(a)	30,110	1,887,897
Methode Electronics, Inc.	69,586	645,758
MTS Systems Corp.(a)	27,609	1,465,762
Nam Tai Electronics, Inc.	181,234	1,083,779
Total		9,413,112
Internet Software & Services 1.7%
InfoSpace, Inc.(b)	103,745	1,328,973
j2 Global, Inc.(a)	35,196	1,009,421
Monster Worldwide, Inc.(a)(b)	105,560	1,029,210
United Online, Inc.(a)	177,300	866,997
ValueClick, Inc.(b)	62,990	1,243,423
Total		5,478,024
IT Services 3.2%
Acxiom Corp.(b)	111,095	1,630,875
CACI International, Inc., Class A(a)(b)	31,883	1,985,992
Convergys Corp.(b)	126,567	1,689,670
CSG Systems International, Inc.(b)	58,409	884,312
Global Cash Access Holdings, Inc.(b)	194,524	1,517,287
MoneyGram International, Inc.(a)(b)	70,115	1,262,070
TeleTech Holdings, Inc.(b)	56,890	915,929
Total		9,886,135
Semiconductors & Semiconductor Equipment 4.0%
Amkor Technology, Inc.(a)(b)	186,208	1,144,248
ATMI, Inc.(a)(b)	56,175	1,308,878
Cabot Microelectronics Corp.(a)	32,690	1,270,987
Cymer, Inc.(a)(b)	31,080	1,554,000
Entegris, Inc.(b)	189,550	1,770,397
Integrated Device Technology, Inc.(a)(b)	155,500	1,111,825
MKS Instruments, Inc.	61,090	1,803,988
Teradyne, Inc.(a)(b)	75,340	1,272,493

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.(b)	85,637	$1,477,238
Total		12,714,054
Software 1.5%
Compuware Corp.(b)	99,730	916,519
Monotype Imaging Holdings, Inc.(b)	57,944	863,366
Parametric Technology Corp.(b)	44,833	1,252,634
Progress Software Corp.(a)(b)	71,591	1,690,979
Total		4,723,498
TOTAL INFORMATION TECHNOLOGY		47,410,019
MATERIALS 7.1%
Chemicals 3.9%
Cabot Corp.	23,450	1,000,846
Chemtura Corp.(b)	91,300	1,550,274
Cytec Industries, Inc.	22,000	1,337,380
Ferro Corp.(b)	173,230	1,028,986
H.B. Fuller Co.(a)	75,145	2,467,011
Minerals Technologies, Inc.	29,130	1,905,393
OM Group, Inc.(a)(b)	105,572	2,904,286
Total		12,194,176
Containers & Packaging 1.5%
Greif, Inc., Class A(a)	54,751	3,061,676
Greif, Inc., Class B	17,814	1,011,301
Packaging Corp. of America	21,593	638,937
Total		4,711,914
Metals & Mining 1.3%
Olympic Steel, Inc.(a)	40,576	973,824
Thompson Creek Metals Co., Inc.(a)(b)	235,330	1,590,831
Worthington Industries, Inc.	75,340	1,445,021
Total		4,009,676
Paper & Forest Products 0.4%
Wausau Paper Corp.(a)	136,369	1,279,141
TOTAL MATERIALS		22,194,907
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.0%
Cbeyond, Inc.(b)	117,593	940,744
Lumos Networks Corp.	38,591	415,239
Neutral Tandem, Inc.(b)	91,100	1,110,509
Warwick Valley Telephone Co.(a)	59,264	882,441
Total		3,348,933

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	38,491	$796,764
Shenandoah Telecommunications Co.(a)	61,470	685,390
Total		1,482,154
TOTAL TELECOMMUNICATION SERVICES		4,831,087
UTILITIES 3.2%
Electric Utilities 1.9%
Allete, Inc.(a)	54,419	2,257,844
IDACORP, Inc.	54,980	2,260,778
MGE Energy, Inc.(a)	36,487	1,619,658
Total		6,138,280
Gas Utilities 1.3%
Laclede Group, Inc. (The)(a)	46,031	1,796,130
Southwest Gas Corp.(a)	50,471	2,157,130
Total		3,953,260
TOTAL UTILITIES		10,091,540
Total Common Stocks (Cost: $308,258,730)		$316,438,558

	Shares	Value

Exchange-Traded Funds 0.3%
iShares Russell 2000 Value	13,130	958,096
Total Exchange-Traded Funds (Cost: $959,224)		$958,096

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 21.1%
Asset-Backed Commercial Paper 0.6%
Kells Funding LLC
06/04/12	0.501%	1,997,361	$1,997,361
Total			1,997,361
Certificates of Deposit 3.2%
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	1,997,805	1,997,805
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	2,000,025	2,000,025
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	$2,000,000	$2,000,000
Pohjola Bank PLC
04/16/12	0.330%	1,000,000	1,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	1,000,000	1,000,000
Total			9,997,830
Commercial Paper 0.3%
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	999,844	999,844
Repurchase Agreements 17.0%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(c)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(c)
	0.270%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,217(c)
	0.260%	10,000,000	10,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(c)
	0.200%	10,000,000	10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(c)
	0.270%	5,000,000	5,000,000
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(c)
	0.180%	10,000,000	10,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $8,373,743(c)
	0.180%	8,373,617	8,373,617
Total			53,373,617
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $66,368,652)			$66,368,652

Total Investments
(Cost: $375,586,606)(d)	$383,765,306(e)
Other Assets & Liabilities, Net	(69,097,989)

Net Assets	$314,667,317

Notes to Portfolio of Investments

(a)                       At March 31, 2012, security was partially or fully on loan.

(b)                       Non-income producing.

(c)                       The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$10,200,000
Total Market Value of Collateral Securities	10,200,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$1,657,689
Ginnie Mae II Pool	6,883,400
Total Market Value of Collateral Securities	$8,541,089

(d)                       At March 31, 2012, the cost of securities for federal income tax purposes was approximately $375,587,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$41,186,000
Unrealized Depreciation	(33,008,000)
Net Unrealized Appreciation	$8,178,000

(e)                       Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$7,889,377	$(7,889,377)	$—	$—	$450	$—

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements - Security Valuation.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$31,781,703	$—	$—	$31,781,703
Consumer Staples	8,535,547	—	—	8,535,547
Energy	16,316,523	—	—	16,316,523
Financials	95,874,681	—	—	95,874,681
Health Care	28,607,927	—	—	28,607,927
Industrials	50,277,324	517,300	—	50,794,624
Information Technology	47,410,019	—	—	47,410,019
Materials	22,194,907	—	—	22,194,907
Telecommunication Services	4,831,087	—	—	4,831,087
Utilities	10,091,540	—	—	10,091,540
Total Equity Securities	315,921,258	517,300	—	316,438,558

Other
Exchange-Traded Funds	958,096	—	—	958,096
Investments of Cash Collateral Received for Securities on Loan	—	66,368,652	—	66,368,652
Total Other	958,096	66,368,652	—	67,326,748
Total	$316,879,354	$66,885,952	$—	$383,765,306

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%
CONSUMER DISCRETIONARY 18.5%
Diversified Consumer Services 0.7%
Bridgepoint Education, Inc.(a)(b)	6,209	$153,673
Grand Canyon Education, Inc.(a)(b)	8,707	154,636
Total		308,309
Hotels, Restaurants & Leisure 2.9%
BJ’s Restaurants, Inc.(a)(b)	9,030	454,661
Domino’s Pizza, Inc.	15,057	546,569
Life Time Fitness, Inc.(b)	4,139	209,309
Total		1,210,539
Household Durables 2.0%
Tempur-Pedic International, Inc.(b)	7,136	602,492
Toll Brothers, Inc.(a)(b)	9,797	235,030
Total		837,522
Leisure Equipment & Products 1.2%
Arctic Cat, Inc.(b)	5,718	244,902
Polaris Industries, Inc.	3,456	249,350
Total		494,252
Media 2.0%
Cinemark Holdings, Inc.	9,310	204,355
IMAX Corp.(b)	14,844	362,787
National CineMedia, Inc.	16,534	252,970
Total		820,112
Specialty Retail 6.5%
Asbury Automotive Group, Inc.(b)	9,974	269,298
Body Central Corp.(b)	11,685	339,099
Cabela’s, Inc.(a)(b)	5,770	220,126
DSW, Inc., Class A	3,860	211,412
GNC Holdings, Inc., Class A	6,227	217,260
hhgregg, Inc.(a)(b)	14,950	170,131
Lumber Liquidators Holdings, Inc.(a)(b)	10,648	267,371
Pier 1 Imports, Inc.(b)	24,857	451,900
Rent-A-Center, Inc.	7,062	266,591
Select Comfort Corp.(b)	9,352	302,911
Total		2,716,099
Textiles, Apparel & Luxury Goods 3.2%
CROCS, Inc.(b)	14,958	312,921
G-III Apparel Group Ltd.(a)(b)	4,648	132,096
Gildan Activewear, Inc.	23,456	646,213
Liz Claiborne, Inc.(b)	18,321	244,769
Total		1,335,999
TOTAL CONSUMER DISCRETIONARY		7,722,832

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.7%
Food Products 0.6%
Post Holdings, Inc.(b)	6,974	$229,654
Personal Products 2.1%
Elizabeth Arden, Inc.(b)	12,180	426,056
Nu Skin Enterprises, Inc., Class A(a)	7,864	455,404
Total		881,460
TOTAL CONSUMER STAPLES		1,111,114
ENERGY 9.0%
Energy Equipment & Services 2.0%
CARBO Ceramics, Inc.(a)	2,263	238,633
Key Energy Services, Inc.(b)	23,830	368,174
Superior Energy Services, Inc.(b)	8,981	236,739
Total		843,546
Oil, Gas & Consumable Fuels 7.0%
Carrizo Oil & Gas, Inc.(b)	7,078	200,024
Cheniere Energy, Inc.(b)	8,515	127,555
Energy XXI Bermuda Ltd.(a)(b)	16,838	608,020
Golar LNG Ltd.	6,279	238,916
Kodiak Oil & Gas Corp.(b)	20,132	200,515
McMoRan Exploration Co.(a)(b)	8,655	92,609
Oasis Petroleum, Inc.(b)	10,405	320,786
Resolute Energy Corp.(a)(b)	22,476	255,777
Rosetta Resources, Inc.(b)	4,071	198,502
Teekay Tankers Ltd., Class A	40,335	244,833
Western Refining, Inc.	12,404	233,443
World Fuel Services Corp.(a)	4,908	201,228
Total		2,922,208
TOTAL ENERGY		3,765,754
FINANCIALS 5.9%
Capital Markets 0.5%
Financial Engines, Inc.(a)(b)	9,208	205,891
Commercial Banks 1.3%
Signature Bank(b)	8,153	513,965
Consumer Finance 1.0%
DFC Global Corp.(b)	22,785	429,953
Real Estate Investment Trusts (REITs) 3.1%
DiamondRock Hospitality Co.	24,917	256,396
Home Properties, Inc.	4,791	292,299

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc.(a)	14,509	$308,461
Sabra Health Care REIT, Inc.	14,704	241,734
Summit Hotel Properties, Inc.	27,465	208,185
Total		1,307,075
TOTAL FINANCIALS		2,456,884
HEALTH CARE 19.2%
Biotechnology 5.9%
Alkermes PLC(a)(b)	24,139	447,778
Amarin Corp. PLC, ADR(a)(b)	33,546	379,741
Ardea Biosciences, Inc.(b)	9,531	207,395
Ariad Pharmaceuticals, Inc.(b)	18,415	293,719
Exact Sciences Corp.(b)	18,117	202,186
Idenix Pharmaceuticals, Inc.(a)(b)	25,705	251,652
Ironwood Pharmaceuticals, Inc.(a)(b)	13,046	173,642
Onyx Pharmaceuticals, Inc.(b)	8,329	313,837
Rigel Pharmaceuticals, Inc.(a)(b)	24,418	196,565
Total		2,466,515
Health Care Equipment & Supplies 4.4%
Align Technology, Inc.(b)	15,757	434,105
Insulet Corp.(a)(b)	20,737	396,906
Masimo Corp.(b)	19,725	461,171
NxStage Medical, Inc.(b)	11,702	225,498
Volcano Corp.(b)	11,187	317,151
Total		1,834,831
Health Care Providers & Services 5.3%
Brookdale Senior Living, Inc.(b)	39,394	737,456
Catalyst Health Solutions, Inc.(a)(b)	6,629	422,466
HMS Holdings Corp.(b)	22,021	687,275
IPC The Hospitalist Co., Inc.(a)(b)	9,635	355,628
Total		2,202,825
Health Care Technology 0.5%
athenahealth, Inc.(a)(b)	2,809	208,203
Life Sciences Tools & Services 0.5%
ICON PLC, ADR(a)(b)	10,186	216,147
Pharmaceuticals 2.6%
Impax Laboratories, Inc.(b)	18,315	450,183
MAP Pharmaceuticals, Inc.(a)(b)	17,719	254,445
Salix Pharmaceuticals Ltd.(b)	7,509	394,222
Total		1,098,850
TOTAL HEALTH CARE		8,027,371

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 19.6%
Aerospace & Defense 1.9%
Hexcel Corp.(b)	23,156	$555,975
LMI Aerospace, Inc.(b)	14,038	255,492
Total		811,467
Building Products 0.6%
USG Corp.(a)(b)	14,810	254,732
Commercial Services & Supplies 2.3%
Clean Harbors, Inc.(b)	3,656	246,159
Portfolio Recovery Associates, Inc.(a)(b)	4,601	329,984
Tetra Tech, Inc.(b)	15,212	400,988
Total		977,131
Construction & Engineering 0.4%
Great Lakes Dredge & Dock Corp.	21,775	157,215
Electrical Equipment 1.5%
Acuity Brands, Inc.	5,128	322,192
Regal-Beloit Corp.(a)	4,871	319,294
Total		641,486
Machinery 4.3%
Chart Industries, Inc.(a)(b)	3,518	257,975
Lindsay Corp.	5,723	379,263
Proto Labs, Inc.(b)	5,424	184,904
Tennant Co.	8,396	369,424
Trinity Industries, Inc.	7,984	263,073
Woodward, Inc.	8,107	347,223
Total		1,801,862
Marine 0.5%
Costamare, Inc.	13,508	186,005
Professional Services 3.4%
Acacia Research Corp.(b)	11,178	466,570
Advisory Board Co. (The)(a)(b)	3,404	301,662
Corporate Executive Board Co. (The)	5,622	241,802
CoStar Group, Inc.(b)	5,739	396,278
Total		1,406,312
Road & Rail 2.7%
Avis Budget Group, Inc.(b)	15,482	219,071
Genesee & Wyoming, Inc., Class A(b)	6,593	359,846
Knight Transportation, Inc.(a)	12,420	219,337
Roadrunner Transportation Systems, Inc.(b)	18,566	322,120
Total		1,120,374

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 2.0%
TAL International Group, Inc.(a)	8,245	$302,674
United Rentals, Inc.(a)(b)	7,439	319,059
Watsco, Inc.	2,948	218,270
Total		840,003
TOTAL INDUSTRIALS		8,196,587
INFORMATION TECHNOLOGY 22.6%
Communications Equipment 1.2%
NETGEAR, Inc.(b)	12,743	486,783
Electronic Equipment, Instruments & Components 0.7%
Universal Display Corp.(a)(b)	8,312	303,637
Internet Software & Services 5.6%
Bankrate, Inc.(b)	11,246	278,339
Constant Contact, Inc.(a)(b)	11,145	332,010
DealerTrack Holdings, Inc.(b)	9,727	294,339
LogMeIn, Inc.(a)(b)	15,522	546,840
Millennial Media, Inc.(b)	14,319	336,496
Stamps.com, Inc.(b)	9,250	257,890
Zillow, Inc.(b)	8,821	313,939
Total		2,359,853
IT Services 1.4%
ServiceSource International, Inc.(b)	22,434	347,278
Wright Express Corp.(b)	3,935	254,713
Total		601,991
Semiconductors & Semiconductor Equipment 5.3%
Entegris, Inc.(b)	27,860	260,212
Kulicke & Soffa Industries, Inc.(b)	13,331	165,704
OmniVision Technologies, Inc.(b)	21,860	437,200
Semtech Corp.(b)	17,791	506,332
Silicon Laboratories, Inc.(b)	7,123	306,289
Volterra Semiconductor Corp.(a)(b)	15,813	544,205
Total		2,219,942
Software 8.4%
ACI Worldwide, Inc.(a)(b)	5,068	204,088
Aspen Technology, Inc.(b)	15,582	319,899
BroadSoft, Inc.(b)	5,510	210,758
CommVault Systems, Inc.(b)	6,128	304,194
Concur Technologies, Inc.(b)	3,530	202,551
Kenexa Corp.(b)	9,680	302,403
Monitise PLC(b)	325,823	200,644
Parametric Technology Corp.(b)	14,829	414,322

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
QLIK Technologies, Inc.(b)	7,464	$238,848
Sourcefire, Inc.(a)(b)	3,723	179,188
Synchronoss Technologies, Inc.(a)(b)	12,239	390,669
Take-Two Interactive Software, Inc.(a)(b)	18,462	284,038
TIBCO Software, Inc.(b)	7,858	239,669
Total		3,491,271
TOTAL INFORMATION TECHNOLOGY		9,463,477
MATERIALS 1.7%
Chemicals 0.7%
Intrepid Potash, Inc.(b)	12,125	295,001
Metals & Mining 1.0%
Globe Specialty Metals, Inc.(a)	12,225	181,786
Molycorp, Inc.(a)(b)	7,143	241,648
Total		423,434
TOTAL MATERIALS		718,435
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	6,953	241,686
TOTAL UTILITIES		241,686
Total Common Stocks (Cost: $36,260,304)		$41,704,140

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(a)(b)(c)	4,820	$6,692
TOTAL ENERGY		6,692
Total Warrants (Cost: $4,154)		$6,692

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.161%(d)(e)	206,853	$206,853
Total Money Market Funds (Cost: $206,853)		$206,853

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.9%
Repurchase Agreements 22.9%
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(f)
	0.270%	$5,000,000	$5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $1,000,023(f)
	0.270%	$1,000,000	$1,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $3,577,883(f)
	0.180%	3,577,829	3,577,829
Total			9,577,829

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,577,829)			$9,577,829

Total Investments
(Cost: $46,049,140)(g)			$51,495,514(h)
Other Assets & Liabilities, Net			(9,688,443)
Net Assets			$41,807,071

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $6,692, representing 0.02% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.	03-07-11 - 06-29-11	$4,154

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$1,289,194	$6,553,474	$(7,635,815)	$—	$206,853	$393	$206,853

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$1,275
Fannie Mae Pool	278,801
Fannie Mae REMICS	47,602
Fannie Mae-Aces	1,351
Federal Farm Credit Bank	40,615
Federal Home Loan Banks	20,440
Federal Home Loan Mortgage Corp	30,704
Federal National Mortgage Association	35,453
Freddie Mac Coupon Strips	2,310
Freddie Mac Gold Pool	92,708
Freddie Mac Non Gold Pool	20,870
Freddie Mac Reference REMIC	3
Freddie Mac REMICS	77,224
Ginnie Mae I Pool	94,361
Ginnie Mae II Pool	141,481
Government National Mortgage Association	63,197
United States Treasury Bill	14,788
United States Treasury Inflation Indexed Bonds	2,798
United States Treasury Note/Bond	51,788
United States Treasury Strip Coupon	2,231
Total Market Value of Collateral Securities	$1,020,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$708,287
Ginnie Mae II Pool	2,941,099
Total Market Value of Collateral Securities	$3,649,386

(g)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $46,049,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,053,000
Unrealized Depreciation	(607,000)
Net Unrealized Appreciation	$5,446,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$7,722,832	$—	$—	$7,722,832
Consumer Staples	1,111,114	—	—	1,111,114
Energy	3,765,754	—	—	3,765,754
Financials	2,456,884	—	—	2,456,884
Health Care	8,027,371	—	—	8,027,371
Industrials	8,196,587	—	—	8,196,587
Information Technology	9,262,833	200,644	—	9,463,477
Materials	718,435	—	—	718,435
Utilities	241,686	—	—	241,686
Warrants
Energy	—	6,692	—	6,692
Total Equity Securities	41,503,496	207,336	—	41,710,832
Other
Money Market Funds	206,853	—	—	206,853
Investments of Cash Collateral Received for Securities on Loan	—	9,577,829	—	9,577,829
Total Other	206,853	9,577,829	—	9,784,682
Total	$41,710,349	$9,785,165	$—	$51,495,514

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 48.8%
Aerospace & Defense 1.3%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	$2,920,000	$3,036,800
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	1,069,000	1,074,345
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,334,000	1,414,040
03/15/21	7.125%	2,146,000	2,298,902
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,374,000	3,652,355
Oshkosh Corp.
03/01/17	8.250%	651,000	706,335
03/01/20	8.500%	2,086,000	2,271,132
TransDigm, Inc.
12/15/18	7.750%	275,000	297,688
Total			14,751,597
Automotive 1.1%
Allison Transmission, Inc.(b)
05/15/19	7.125%	739,000	768,560
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	1,256,000	1,268,560
Chrysler Group LLC/Co-Issuer, Inc.(c)
Secured
06/15/19	8.000%	469,000	471,345
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	295,000	312,700
02/15/21	6.750%	199,000	211,935
Delphi Corp.(b)
05/15/21	6.125%	349,000	370,813
Delphi Corp.(b)(c)
05/15/19	5.875%	523,000	554,380
Lear Corp.
03/15/18	7.875%	680,000	739,500
03/15/20	8.125%	2,980,000	3,307,800
Schaeffler Finance BV(b)
Senior Secured
02/15/17	7.750%	653,000	685,650
Schaeffler Finance BV(b)(c)
Senior Secured
02/15/19	8.500%	515,000	549,762
TRW Automotive, Inc.(b)
12/01/17	8.875%	750,000	828,750
Tenneco, Inc.
08/15/18	7.750%	16,000	17,280
Visteon Corp.
04/15/19	6.750%	1,984,000	2,013,760
Total			12,100,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Banking 1.9%
BanColombia SA Senior Unsecured
06/03/21	5.950%	$1,200,000	$1,270,500
Banco BMG SA Senior Notes(b)
04/15/18	8.000%	1,000,000	920,539
Banco Cruzeiro do Sul SA Senior Unsecured(b)
01/20/16	8.250%	1,200,000	1,043,294
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,750,000	4,757,329
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	460,000	499,792
Citigroup, Inc.(c)
Senior Unsecured
01/14/22	4.500%	30,000	30,047
Goldman Sachs Group, Inc. (The) Senior Unsecured
06/15/20	6.000%	1,815,000	1,909,756
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	6,075,000	6,334,153
08/15/21	4.350%	825,000	842,931
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	1,504,000	1,007,680
Morgan Stanley Senior Unsecured
07/28/21	5.500%	2,865,000	2,799,919
Total			21,415,940
Brokerage 0.6%
E*Trade Financial Corp.
Senior Unsecured PIK
11/30/17	12.500%	3,936,000	4,580,520
E*Trade Financial Corp.(c)
Senior Unsecured
12/01/15	7.875%	875,000	889,219
Neuberger Berman Group LLC/Finance Corp.(b)
Senior Notes
03/15/20	5.625%	506,000	508,530
03/15/22	5.875%	760,000	765,700
Total			6,743,969
Building Materials 0.8%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	3,790,000	4,022,137
Gibraltar Industries, Inc.(d)
12/01/15	8.000%	1,750,000	1,785,000
Interface, Inc.
12/01/18	7.625%	595,000	644,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Building Materials (continued)
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	$1,625,000	$1,430,000
Nortek, Inc.
12/01/18	10.000%	190,000	201,400
Nortek, Inc.(c)
04/15/21	8.500%	1,198,000	1,186,020
Total			9,268,645
Chemicals 1.6%
CF Industries, Inc.
05/01/18	6.875%	735,000	847,088
05/01/20	7.125%	1,279,000	1,525,207
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,520
06/15/21	5.875%	83,000	87,565
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	838,000	867,330
Hexion US Finance Corp. Senior Unsecured(b)
04/15/20	6.625%	946,000	962,555
Ineos Finance PLC(b)
Senior Secured
05/15/15	9.000%	1,877,000	1,989,620
02/15/19	8.375%	1,541,000	1,629,607
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	1,175,000	1,224,938
LyondellBasell Industries NV(b)
11/15/21	6.000%	4,449,000	4,671,450
LyondellBasell Industries NV(b)(e)
Senior Notes
04/15/24	5.750%	1,206,000	1,202,985
MacDermid, Inc.(b)
04/15/17	9.500%	820,000	851,775
Momentive Performance Materials, Inc.
06/15/14	12.500%	730,000	779,275
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	84,000	95,760
Polypore International, Inc.
11/15/17	7.500%	1,025,000	1,081,375
Total			17,825,050
Commercial Banks 0.1%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	868,000	894,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Construction Machinery 1.4%
CNH Capital LLC(b)
11/01/16	6.250%	$1,635,000	$1,753,537
Case New Holland, Inc.
12/01/17	7.875%	2,453,000	2,851,612
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	396,240
Manitowoc Co., Inc. (The)
11/01/20	8.500%	60,000	66,000
Manitowoc Co., Inc. (The)(c)
02/15/18	9.500%	1,305,000	1,455,075
Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	1,534,000	1,522,495
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured
02/01/21	8.250%	580,000	617,700
Terex Corp.
04/01/20	6.500%	831,000	837,233
UR Financing Escrow Corp(b)
Secured
07/15/18	5.750%	777,000	794,483
Senior Unsecured
05/15/20	7.375%	643,000	654,253
04/15/22	7.625%	1,607,000	1,651,192
United Rentals North America, Inc.
12/15/19	9.250%	2,569,000	2,832,322
Xerium Technologies, Inc.
06/15/18	8.875%	920,000	798,100
Total			16,230,242
Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	1,035,000	1,060,875
Consumer Products 0.5%
Central Garden and Pet Co.
03/01/18	8.250%	491,000	505,730
Sealy Mattress Co.(c)
06/15/14	8.250%	1,435,000	1,406,300
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	2,279,000	2,569,572
Spectrum Brands, Inc.(b)
Senior Notes
03/15/20	6.750%	309,000	312,090
Senior Secured
06/15/18	9.500%	528,000	595,320
Total			5,389,012

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Diversified Manufacturing 0.5%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	$1,070,000	$1,139,550
CPM Holdings, Inc. Senior Secured(d)
09/01/14	10.625%	928,000	988,320
Tomkins LLC/Inc. Secured(d)
10/01/18	9.000%	1,762,000	1,951,415
WireCo WorldGroup, Inc.
05/15/17	9.500%	1,792,000	1,850,240
Total			5,929,525
Electric 3.0%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	261,000	293,951
AES Corp. (The)(b)
Senior Unsecured
07/01/21	7.375%	2,611,000	2,885,155
Calpine Corp. Senior Secured(b)
02/15/21	7.500%	1,790,000	1,897,400
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	255,000	345,151
DPL, Inc. Senior Unsecured(b)
10/15/16	6.500%	640,000	688,000
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	1,795,000	2,058,203
08/01/41	4.900%	515,000	536,621
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	1,460,000	1,562,831
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	1,696,000	2,001,553
Florida Power Corp. 1st Mortgage
06/15/38	6.400%	530,000	689,574
GenOn Energy, Inc. Senior Unsecured(c)
10/15/18	9.500%	903,000	830,760
Ipalco Enterprises, Inc. Senior Secured(b)
04/01/16	7.250%	75,000	83,438
Midwest Generation LLC Pass-Through Certificates(c)
01/02/16	8.560%	488,129	464,943

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric (continued)
NRG Energy, Inc.(c)
01/15/17	7.375%	$3,709,000	$3,857,360
Nevada Power Co.
01/15/15	5.875%	2,055,000	2,310,525
05/15/18	6.500%	4,820,000	5,899,911
04/01/36	6.650%	30,000	38,399
Pacific Gas & Electric Co. Senior Unsecured(c)
10/01/20	3.500%	630,000	652,596
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,925,000	1,881,574
Sierra Pacific Power Co.
05/15/16	6.000%	1,395,000	1,615,954
TransAlta Corp. Senior Unsecured
05/15/18	6.650%	2,670,000	3,093,841
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	525,000	588,116
Total			34,275,856
Entertainment 0.2%
AMC Entertainment, Inc.
06/01/19	8.750%	820,000	858,950
AMC Entertainment, Inc.(c)
12/01/20	9.750%	1,120,000	1,055,600
Six Flags, Inc.(b)(f)(g)(h)
06/01/14	9.625%	95,000	—
Speedway Motorsports, Inc.
02/01/19	6.750%	32,000	33,280
Vail Resorts, Inc.
05/01/19	6.500%	287,000	301,350
Total			2,249,180
Food and Beverage 1.2%
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	440,000	526,276
Cott Beverages, Inc.
11/15/17	8.375%	135,000	145,969
09/01/18	8.125%	1,150,000	1,244,875
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	5,685,000	6,822,045
MHP SA(b)
04/29/15	10.250%	1,160,000	1,144,732
SABMiller Holdings, Inc.(b)
01/15/17	2.450%	3,280,000	3,321,141
Total			13,205,038

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gaming 1.6%
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	$1,676,000	$1,826,840
Caesars Operating Escrow LLC/Corp. Senior Secured(b)
02/15/20	8.500%	1,042,000	1,060,235
Chester Downs & Marina LLC Senior Secured(b)
02/01/20	9.250%	812,000	857,675
FireKeepers Development Authority Senior Secured(b)
05/01/15	13.875%	2,090,000	2,330,350
MGM Resorts International
Senior Secured
03/15/20	9.000%	2,815,000	3,131,687
MGM Resorts International(c)
07/15/15	6.625%	425,000	436,688
03/01/18	11.375%	901,000	1,071,064
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	1,540,000	1,728,650
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	1,705,000	1,901,075
Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	1,663,000	1,802,276
10/01/20	7.804%	160,000	155,085
Senior Secured
10/01/20	6.535%	65,000	65,400
Seneca Gaming Corp.(b)
12/01/18	8.250%	1,340,000	1,370,150
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	923,000	899,925
Total			18,637,100
Gas Pipelines 2.7%
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	70,000	75,523
09/15/20	6.500%	2,968,000	3,272,220
01/15/32	7.750%	3,244,000	3,694,082
Enterprise Products Operating LLC
06/01/15	3.700%	1,250,000	1,336,260
02/15/42	5.700%	1,055,000	1,140,710
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	170,000	194,144
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,698,000	1,782,900
Nisource Finance Corp.
09/15/17	5.250%	3,675,000	4,083,337

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gas Pipelines (continued)
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	$965,000	$1,256,906
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	580,000	637,275
12/01/18	6.875%	2,559,000	2,706,143
07/15/21	6.500%	1,813,000	1,921,780
Southern Natural Gas Co. Senior Unsecured(b)
04/01/17	5.900%	4,160,000	4,710,871
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,785,000	1,811,775
TransCanada PipeLines Ltd. Senior Unsecured
01/15/39	7.625%	320,000	452,753
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured(b)
08/15/41	5.400%	1,285,000	1,354,138
Total			30,430,817
Health Care 2.7%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	304,378	321,119
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	1,251,000	1,330,751
CHS/Community Health Systems, Inc.(b)
11/15/19	8.000%	1,241,000	1,281,332
ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	2,150,000	2,209,125
Emdeon, Inc.(b)
12/31/19	11.000%	1,275,000	1,440,750
Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	386,000	397,580
01/31/22	5.875%	500,000	513,750
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	305,000	332,450
HCA, Inc.
02/15/22	7.500%	1,000,000	1,065,000
Senior Secured
02/15/20	6.500%	2,019,000	2,119,950
02/15/20	7.875%	3,389,000	3,723,664
09/15/20	7.250%	1,306,000	1,421,907
Health Management Associates, Inc. Senior Unsecured(b)(c)
01/15/20	7.375%	720,000	734,400
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	455,000	442,488
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/18	10.500%	1,190,000	1,236,112

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Health Care (continued)
11/01/19	12.500%	$912,000	$855,000
LifePoint Hospitals, Inc.
10/01/20	6.625%	425,000	450,500
Multiplan, Inc.(b)
09/01/18	9.875%	2,093,000	2,265,672
Omnicare, Inc.
06/01/20	7.750%	740,000	821,400
PSS World Medical, Inc.(b)
03/01/22	6.375%	193,000	198,308
Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	1,001,000	1,051,050
Radnet Management, Inc.
04/01/18	10.375%	465,000	462,675
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	816,000	758,880
STHI Holding Corp. Secured(b)
03/15/18	8.000%	403,000	427,180
USPl Finance Corp. Senior Unsecured(b)(e)
04/01/20	9.000%	680,000	700,400
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	2,615,000	2,667,300
02/01/19	7.750%	682,000	678,590
Vanguard Health Holding Co. II LLC/Inc.(b)(c)
02/01/19	7.750%	309,000	306,683
Total			30,214,016
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	608,000	665,760
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	505,000	627,034
Total			1,292,794
Home Construction 0.2%
KB Home
03/15/20	8.000%	498,000	493,020
Meritage Homes Corp. Senior Notes(b)(e)
04/01/22	7.000%	462,000	463,155
Shea Homes LP/Funding Corp. Senior Secured(b)
05/15/19	8.625%	706,000	734,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Home Construction (continued)
Taylor Morrison Communities, Inc./Monarch Senior Notes(b)(e)
04/15/20	7.750%	$593,000	$593,000
Total			2,283,415
Independent Energy 3.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	3,990,000	4,600,059
Antero Resources Finance Corp.
12/01/17	9.375%	73,000	79,023
Antero Resources Finance Corp.(b)
08/01/19	7.250%	258,000	265,740
Bill Barrett Corp.
10/01/19	7.625%	1,030,000	1,045,450
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,102,000	2,212,355
Chaparral Energy, Inc.
10/01/20	9.875%	441,000	491,715
09/01/21	8.250%	1,236,000	1,316,340
Chesapeake Energy Corp.
08/15/20	6.625%	2,339,000	2,374,085
02/15/21	6.125%	2,441,000	2,416,590
Cimarex Energy Co.(e)
05/01/22	5.875%	1,030,000	1,042,875
Concho Resources, Inc.
01/15/21	7.000%	875,000	938,438
01/15/22	6.500%	1,430,000	1,508,650
Continental Resources, Inc.
10/01/19	8.250%	104,000	116,220
10/01/20	7.375%	6,000	6,660
04/01/21	7.125%	1,598,000	1,769,785
Continental Resources, Inc.(b)
09/15/22	5.000%	2,304,000	2,309,760
Goodrich Petroleum Corp.
03/15/19	8.875%	693,000	672,210
Kodiak Oil & Gas Corp.(b)
12/01/19	8.125%	2,933,000	3,101,647
Laredo Petroleum, Inc.
02/15/19	9.500%	2,975,000	3,309,687
MEG Energy Corp.(b)
03/15/21	6.500%	1,185,000	1,241,287
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%	2,135,000	2,049,785
Newfield Exploration Co. Senior Subordinated Notes
02/01/20	6.875%	70,000	73,325
Oasis Petroleum, Inc.
02/01/19	7.250%	1,990,000	2,094,475
11/01/21	6.500%	1,223,000	1,229,115
QEP Resources, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Independent Energy (continued)
Senior Unsecured
03/01/21	6.875%	$1,145,000	$1,265,225
10/01/22	5.375%	858,000	853,710
Range Resources Corp.
05/01/18	7.250%	1,019,000	1,075,045
05/15/19	8.000%	485,000	532,288
06/01/21	5.750%	1,450,000	1,522,500
08/15/22	5.000%	127,000	125,413
SM Energy Co. Senior Unsecured
11/15/21	6.500%	621,000	661,365
WPX Energy, Inc. Senior Unsecured(b)
01/15/22	6.000%	839,000	839,000
Whiting Petroleum Corp.
10/01/18	6.500%	74,000	78,810
Total			43,218,632
Integrated Energy 0.2%
Lukoil International Finance BV(b)
11/09/20	6.125%	1,200,000	1,269,070
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	600,000	648,144
Phillips 66(b)
05/01/17	2.950%	275,000	279,511
Total			2,196,725
Lodging 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
05/15/18	6.750%	1,022,000	1,185,520
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	1,000	1,115
Total			1,186,635
Media Cable 1.4%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,000,000	1,072,500
01/15/19	7.000%	650,000	689,000
04/30/20	8.125%	1,867,000	2,074,704
01/31/22	6.625%	180,000	186,750
CSC Holdings LLC Senior Unsecured(b)
11/15/21	6.750%	1,953,000	2,033,561
Cablevision Systems Corp. Senior Unsecured(c)
04/15/20	8.000%	535,000	565,763
Comcast Corp.
08/15/37	6.950%	1,135,000	1,436,994
DISH DBS Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Cable (continued)
09/01/19	7.875%	$2,212,000	$2,543,800
06/01/21	6.750%	1,788,000	1,926,570
Nara Cable Funding Ltd. Senior Secured(b)
12/01/18	8.875%	1,113,000	1,074,045
Time Warner Cable, Inc.
07/01/18	6.750%	10,000	12,201
02/01/20	5.000%	14,000	15,448
UPCB Finance V Ltd. Senior Secured(b)
11/15/21	7.250%	921,000	975,632
UPCB Finance VI Ltd. Senior Secured(b)
01/15/22	6.875%	1,190,000	1,220,219
Videotron Ltee(b)
07/15/22	5.000%	13,000	12,870
Total			15,840,057
Media Non-Cable 3.6%
AMC Networks, Inc.(b)
07/15/21	7.750%	2,826,000	3,150,990
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	706,000	635,400
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	2,407,000	2,638,674
Clear Channel Worldwide Holdings, Inc.(b)
03/15/20	7.625%	3,602,000	3,523,990
Cumulus Media Holdings, Inc.(b)(c)
05/01/19	7.750%	787,000	742,731
Hughes Satellite Systems Corp.
06/15/21	7.625%	605,000	648,862
Senior Secured
06/15/19	6.500%	2,203,000	2,302,135
Intelsat Jackson Holdings SA
06/15/16	11.250%	2,285,000	2,404,962
04/01/21	7.500%	680,000	714,850
Intelsat Luxembourg SA
PIK
02/04/17	11.500%	894,000	929,760
Intelsat Luxembourg SA(b)
PIK
02/04/17	11.500%	894,000	920,820
Lamar Media Corp.(b)
02/01/22	5.875%	992,000	1,009,360
Lamar Media Corp.(c)
04/15/18	7.875%	301,000	329,219
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	1,639,000	1,745,535
News America, Inc.
12/15/35	6.400%	55,000	62,354
02/15/41	6.150%	2,505,000	2,869,583

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Non-Cable (continued)
Nielsen Finance LLC/Co.
10/15/18	7.750%	$2,366,000	$2,608,515
Salem Communications Corp. Secured
12/15/16	9.625%	2,139,000	2,358,247
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	2,250,000	2,503,125
TCM Sub LLC(b)
01/15/15	3.550%	2,650,000	2,804,172
Univision Communications, Inc.(b)
Senior Secured
05/15/19	6.875%	1,585,000	1,606,794
11/01/20	7.875%	1,930,000	2,026,500
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	710,000	702,900
XM Satellite Radio, Inc.(b)
11/01/18	7.625%	1,548,000	1,664,100
Total			40,903,578
Metals 2.0%
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	1,632,000	1,493,280
06/01/21	6.250%	653,000	590,965
ArcelorMittal Senior Unsecured(c)
03/01/21	5.500%	3,660,000	3,592,198
Arch Coal, Inc.(b)(c)
06/15/19	7.000%	1,923,000	1,783,582
06/15/21	7.250%	1,629,000	1,486,463
Calcipar SA Senior Secured(b)
05/01/18	6.875%	1,709,000	1,734,635
Consol Energy, Inc.
04/01/20	8.250%	1,891,000	1,976,095
FMG Resources August 2006 Proprietary Ltd.(b)
02/01/16	6.375%	687,000	685,283
02/01/18	6.875%	464,000	464,000
11/01/19	8.250%	2,614,000	2,744,700
FMG Resources August 2006 Proprietary Ltd.(b)(c)
Senior Unsecured
04/01/22	6.875%	289,000	281,775
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	1,814,000	1,886,560
Metalloinvest Finance Ltd.(b)(c)
07/21/16	6.500%	1,000,000	1,004,374
Peabody Energy Corp.(b)
11/15/18	6.000%	1,204,000	1,179,920
11/15/21	6.250%	684,000	670,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Metals (continued)
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	$1,217,000	$1,290,020
Total			22,864,170
Non-Captive Consumer 0.5%
SLM Corp.
Senior Notes
01/25/16	6.250%	1,033,000	1,074,320
Senior Unsecured
03/25/20	8.000%	1,661,000	1,793,880
01/25/22	7.250%	1,331,000	1,390,661
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,903,000	1,479,582
Total			5,738,443
Non-Captive Diversified 3.3%
Aircastle Ltd. Senior Notes(b)(e)
04/15/17	6.750%	1,240,000	1,240,000
Ally Financial, Inc.
02/15/17	5.500%	417,000	417,496
03/15/20	8.000%	7,589,000	8,442,762
09/15/20	7.500%	640,000	691,200
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	1,374,000	1,401,480
CIT Group, Inc.(b)
Senior Unsecured
02/15/15	4.750%	845,000	851,337
02/15/19	5.500%	3,391,000	3,441,865
CIT Group, Inc.(b)(c)
Senior Secured
04/01/18	6.625%	1,415,000	1,521,125
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	1,000,000	1,092,359
05/15/18	5.000%	1,483,000	1,536,174
01/15/20	8.125%	3,840,000	4,641,581
02/01/21	5.750%	183,000	197,450
General Electric Capital Corp.
Senior Unsecured
01/08/20	5.500%	730,000	829,086
10/17/21	4.650%	5,110,000	5,438,675
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	875,000	975,625
04/01/19	5.875%	359,000	346,957
05/15/19	6.250%	533,000	526,113
12/15/20	8.250%	1,975,000	2,172,915
International Lease Finance Corp.(c)
Senior Unsecured
01/15/22	8.625%	1,094,000	1,216,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Non-Captive Diversified (continued)
TransUnion Holding Co., Inc. Senior Notes PIK(b)
06/15/18	9.625%	$646,000	$678,300
Total			37,658,665
Oil Field Services 1.1%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,682,000	2,816,100
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	1,854,000	1,816,920
Novatek Finance Ltd. Senior Unsecured(b)
02/03/21	6.604%	2,000,000	2,246,674
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	3,360,000	3,696,000
Oil States International, Inc.
06/01/19	6.500%	1,583,000	1,662,150
Weatherford International Ltd.
03/15/13	5.150%	4,000	4,127
Total			12,241,971
Other Industry —%
Interline Brands, Inc.
11/15/18	7.000%	489,000	515,895
Packaging 1.2%
ARD Finance SA Senior Secured PIK(b)
06/01/18	11.125%	377,232	365,915
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(b)
10/15/20	9.125%	37,000	38,758
Ardagh Packaging Finance PLC(b)
Senior Secured
10/15/17	7.375%	1,859,000	1,993,777
Ardagh Packaging Finance PLC(b)(c)
10/15/20	9.125%	978,000	1,048,905
Berry Plastics Corp. Secured(c)
01/15/21	9.750%	364,000	397,670
Greif, Inc. Senior Unsecured
08/01/19	7.750%	1,800,000	2,034,000
Reynolds Group Issuer, Inc./LLC(b)
Senior Secured
04/15/19	7.125%	889,000	926,783
08/15/19	7.875%	1,686,000	1,812,450
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Packaging (continued)
08/15/19	9.875%	$2,644,000	$2,703,490
Reynolds Group Issuer, Inc./LLC(b)(d)
Senior Secured
10/15/16	8.750%	1,684,000	1,774,515
Total			13,096,263
Paper 0.1%
Cascades, Inc.
12/15/17	7.750%	615,000	615,000
Verso Paper Holdings LLC/Inc. Secured(c)
02/01/19	8.750%	374,000	205,700
Total			820,700
Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	559,000	598,130
Grifols, Inc.
02/01/18	8.250%	1,226,000	1,327,145
Mylan, Inc.(b)
11/15/18	6.000%	3,017,000	3,152,765
Pharmaceutical Product Development, Inc. Senior Unsecured(b)(c)
12/01/19	9.500%	435,000	471,975
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	705,000	734,962
Total			6,284,977
Railroads 0.1%
CSX Corp. Senior Unsecured
04/15/41	5.500%	1,195,000	1,297,006
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	385,000	460,258
Total			1,757,264
Restaurants 0.2%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	1,726,000	1,943,996
Retailers 1.2%
99 Cents Only Stores(b)
12/15/19	11.000%	627,000	670,890
AutoNation, Inc.
02/01/20	5.500%	501,000	508,515
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	145,000	141,814

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) (continued)
Retailers (continued)
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	$1,018,000		$1,058,720
J Crew Group, Inc.(c)
03/01/19	8.125%	258,000		262,515
Jo-Ann Stores, Inc. Senior Unsecured(b)
03/15/19	8.125%	897,000		901,485
Limited Brands, Inc.
04/01/21	6.625%	2,281,000		2,472,034
02/15/22	5.625%	811,000		818,096
Rite Aid Corp.
06/15/17	9.500%	1,185,000		1,187,962
Senior Unsecured
02/15/27	7.700%	639,000		594,270
Rite Aid Corp.(b)(c)
03/15/20	9.250%	1,484,000		1,498,840
Rite Aid Corp.(c)
Senior Secured
08/15/20	8.000%	2,250,000		2,590,312
Sally Holdings LLC/Capital, Inc.(b)(c)
11/15/19	6.875%	585,000		621,563
Total				13,327,016
Sovereign 0.2%
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	3,415,000	1,854,987
Supranational 0.4%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	120,000,000	1,620,315
European Investment Bank Senior Unsecured
06/20/17	1.400%	JPY	189,000,000	2,394,402
International Finance Corp.
02/28/13	7.500%	AUD	120,000	128,057
Total				4,142,774
Technology 2.1%
Alliance Data Systems Corp. Senior Notes(b)
04/01/20	6.375%	529,000		535,612
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	1,299,000		1,391,554
Amkor Technology, Inc.(c)
Senior Unsecured
06/01/21	6.625%	1,893,000		1,956,889
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	35,000		36,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Technology (continued)
01/15/20	6.875%	$864,000	$952,560
CDW LLC / Finance Corp.
04/01/19	8.500%	1,910,000	2,034,150
Senior Secured
12/15/18	8.000%	1,153,000	1,248,122
CDW LLC/Finance Corp.(b)
04/01/19	8.500%	530,000	564,450
Cardtronics, Inc.
09/01/18	8.250%	1,143,000	1,257,300
CommScope, Inc.(b)
01/15/19	8.250%	891,000	948,915
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	510,000	559,725
First Data Corp.
01/15/21	12.625%	924,000	926,310
PIK
09/24/15	10.550%	1,046,000	1,061,690
First Data Corp.(b)
Senior Secured
08/15/20	8.875%	1,305,000	1,414,294
First Data Corp.(b)(c)
Senior Secured
06/15/19	7.375%	1,488,000	1,510,320
Freescale Semiconductor, Inc.(b)
Senior Secured
04/15/18	9.250%	1,350,000	1,478,250
Freescale Semiconductor, Inc.(c)
08/01/20	10.750%	400,000	449,000
Interactive Data Corp.
08/01/18	10.250%	1,525,000	1,723,250
NXP BV/Funding LLC Senior Secured(b)
08/01/18	9.750%	2,816,000	3,217,280
Total			23,266,421
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	471,000	491,018
03/15/20	9.750%	695,000	759,287
ERAC U.S.A. Finance LLC(b)
07/01/13	2.750%	330,000	334,649
10/01/20	5.250%	305,000	330,672
Hertz Corp. (The)
01/15/21	7.375%	872,000	928,680
Total			2,844,306
Wireless 2.4%
Cricket Communications, Inc.
10/15/20	7.750%	751,000	737,858
Senior Secured
05/15/16	7.750%	3,711,000	3,915,105
MetroPCS Wireless, Inc.
09/01/18	7.875%	1,740,000	1,827,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Wireless (continued)
11/15/20	6.625%	$250,000	$248,438
NII Capital Corp.
04/01/21	7.625%	1,314,000	1,284,435
SBA Telecommunications, Inc.
08/15/19	8.250%	2,295,000	2,530,237
Sprint Capital Corp.
11/15/28	6.875%	5,180,000	3,962,700
Sprint Nextel Corp.(b)
11/15/18	9.000%	4,837,000	5,308,607
03/01/20	7.000%	585,000	593,775
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	780,000	758,803
VimpelCom Holdings BV(b)
03/01/22	7.504%	1,500,000	1,455,000
Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	4,486,000	4,216,840
Total			26,838,798
Wirelines 2.5%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	1,645,000	2,001,898
08/15/41	5.550%	1,715,000	1,900,945
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	1,500,000	1,689,331
06/01/36	7.995%	2,805,000	2,835,193
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	795,000	840,713
04/15/20	8.500%	1,004,000	1,056,710
Frontier Communications Corp.(c)
Senior Unsecured
04/15/22	8.750%	449,000	473,695
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	538,000	486,218
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	1,341,000	1,528,740
Level 3 Financing, Inc.
02/15/17	8.750%	1,058,000	1,105,610
02/01/18	10.000%	986,000	1,079,670
04/01/19	9.375%	623,000	680,628
Level 3 Financing, Inc.(b)
Senior Unsecured
07/01/19	8.125%	1,008,000	1,040,760
PAETEC Holding Corp.
12/01/18	9.875%	1,845,000	2,084,850
Senior Secured
06/30/17	8.875%	1,808,000	1,961,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Wirelines (continued)
Qtel International Finance Ltd.(b)
10/19/25	5.000%	$800,000	$818,364
Telefonica Emisiones SAU
04/27/15	3.729%	2,665,000	2,655,254
Verizon Communications, Inc. Senior Unsecured
04/01/16	3.000%	2,000,000	2,115,654
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,742,000	2,065,813
Windstream Corp.
09/01/18	8.125%	50,000	53,500
Total			28,475,226
Total Corporate Bonds & Notes (Cost: $528,487,752)			$551,215,405

Residential Mortgage-Backed Securities - Agency 7.3%
Federal Home Loan Mortgage Corp.(d)(i)(j)
CMO IO Series 2957 Class SW
04/15/35	5.758%	5,986,438	984,514
CMO IO Series 3122 Class IS
03/15/36	6.458%	5,530,239	964,450
CMO IO Series 3550 Class EI
07/15/39	6.158%	6,760,497	1,171,980
CMO IO Series 3761 Class KS
06/15/40	5.758%	6,501,485	953,329
CMO IO Series 3960 Class SL
11/15/41	6.258%	14,740,858	3,382,672
CMO IO Series 3966 Class SA
12/15/41	5.658%	9,338,645	2,016,243
CMO IO Series 3998 Class GS
05/15/36	6.308%	4,582,183	1,053,325
Federal Home Loan Mortgage Corp.(e)(i)
04/01/42	4.000%	6,000,000	6,272,813
Federal Home Loan Mortgage Corp.(i)
10/01/26	8.000%	49,258	54,222
Federal National Mortgage Association(d)(i)(j)
CMO IO Series 2006-5 Class N2
02/25/35	2.127%	4,842,507	262,042
CMO IO Series 2010-135 Class MS
12/25/40	5.708%	4,072,494	705,569
Federal National Mortgage Association(e)(i)
04/01/27	2.500%	20,000,000	20,275,000
05/01/27	3.000%	5,000,000	5,162,500
04/01/42	3.500%	3,000,000	3,080,625
Federal National Mortgage Association(i)
10/01/39- 05/01/41	4.000%	1,444,778	1,510,195
03/01/39- 01/01/41	4.500%	10,936,493	11,740,919
09/01/37- 05/01/40	5.000%	2,631,557	2,864,229

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/01/37- 08/01/38	6.000%	$4,115,336	$4,538,955
Federal National Mortgage Association(i)(k)
04/01/40	5.000%	4,979,486	5,466,968
08/01/39	5.500%	3,933,095	4,306,283
11/01/36	6.500%	629,840	707,529
Government National Mortgage Association(d)(i)(j)
CMO IO Series 2010-108 Class PI
02/20/38	5.858%	7,846,245	1,146,161
Government National Mortgage Association(i)
04/15/40	4.500%	2,596,783	2,834,067
Government National Mortgage Association(i)(j)
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	3,941,800	536,677
Total Residential Mortgage-Backed Securities - Agency (Cost: $80,201,575)			$81,991,267

Residential Mortgage-Backed Securities - Non-Agency 1.9%
BCAP LLC Trust(b)(d)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.042%	780,000	619,074
BCAP LLC Trust(b)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,145,000	1,131,024
Castle Peak Loan Trust(b)(i)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	665,681	665,681
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	1,348,226	1,343,507
Citigroup Mortgage Loan Trust, Inc.(b)(d)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.448%	2,635,000	1,751,861
CMO Series 2009-4 Class 9A2
03/25/36	4.405%	1,365,000	1,047,998
CMO Series 2010-6 Class 2A2
09/25/35	2.673%	515,000	345,021
CMO Series 2010-6 Class 3A2
07/25/36	2.721%	2,215,000	2,061,715
Credit Suisse Mortgage Capital Certificates(b)(d)(i)
CMO Series 2010-17R Class 1A2
06/26/36	2.521%	1,250,000	784,308
CMO Series 2012-2R Class 2A1
03/27/47	2.763%	2,846,688	2,641,904
Series 2011-4R Class 4A7
08/27/37	4.000%	3,880,000	3,757,214
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(i)
04/25/33	5.500%	1,652,250	1,691,434
JPMorgan Reremic CMO Series 2010-5 Class 1A6(b)(d)(i)
04/26/37	4.500%	615,000	625,495

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
PennyMac Loan Trust Series 2011-NPL1 Class A(b)(d)(i)
09/25/51	5.250%	$843,032	$844,935
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(b)(d)(i)
06/27/32	4.000%	1,303,941	1,307,437
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-18 Class 2A6(i)
01/25/36	5.500%	1,003,985	1,014,308

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $22,123,645)			$21,632,916

Commercial Mortgage-Backed Securities - Non-Agency 2.6%
Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4(d)(i)
01/12/45	5.471%	3,440,000	3,972,173
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(d)(i)
06/15/38	5.815%	2,000,000	2,258,432
DBUBS Mortgage Trust Series 2011-LC2A Class A1(b)(i)
07/10/44	3.527%	1,880,701	1,998,337
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(i)
07/10/39	4.751%	675,000	732,010
Greenwich Capital Commercial Funding Corp.(d)(i)
Series 2004-GG1 Class A7
06/10/36	5.317%	1,936,000	2,063,693
Greenwich Capital Commercial Funding Corp.(i)
Series 2007-GG9 Class A4
03/10/39	5.444%	2,350,000	2,585,987
Morgan Stanley Capital I(d)(i)
Series 2005-IQ10 Class A4A
09/15/42	5.230%	500,000	553,407
Morgan Stanley Capital I(i)
Series 2005-HQ5 Class A4
01/14/42	5.168%	2,635,000	2,861,671
Series 2005-HQ6 Class A4A
08/13/42	4.989%	175,000	192,154
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(d)(i)
08/15/45	5.787%	7,050,000	7,952,231
Wachovia Bank Commercial Mortgage Trust(d)(i)
Series 2005-C20 Class A7
07/15/42	5.118%	1,800,000	1,991,993
Series 2005-C21 Class A4
10/15/44	5.205%	175,000	193,166

Issuer	Coupon Rate	Principal Amount		Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2006-C27 Class A3
07/15/45	5.765%	$1,875,000		$2,114,046
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $27,538,535)				$29,469,300

Asset-Backed Securities - Non-Agency 0.3%
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC)(d)
09/25/34	5.865%	254,754		190,395
Structured Asset Securities Corp. Series 2007-GEL2 Class A1(b)(d)
05/25/37	0.392%	2,862,912		2,712,707
Total Asset-Backed Securities - Non-Agency (Cost: $3,013,885)				$2,903,102

Inflation-Indexed Bonds(a) 2.2%
United States 1.2%
U.S. Treasury Inflation-Indexed Bond
02/15/41	2.125%	10,012,657		13,203,411
02/15/42	0.750%	1,002,980		956,044
Total				14,159,455
Uruguay 1.0%
Uruguay Government International Bond
04/05/27	4.250%	UYU	104,045,965	5,712,302
06/26/37	3.700%	UYU	44,289,980	2,234,734
Senior Unsecured
12/15/28	4.375%	UYU	54,192,699	3,034,450
Total				10,981,486
Total Inflation-Indexed Bonds (Cost: $22,242,280)				$25,140,941

U.S. Treasury Obligations 5.1%
U.S. Treasury
04/15/13	1.750%	7,000,000		7,109,375
12/31/13	0.125%	27,355,000		27,260,953
02/15/20	3.625%	11,700,000		13,272,187
11/15/41	3.125%	10,350,000		9,927,917
U.S. Treasury(c)
02/15/22	2.000%	15,000		14,712
08/15/40	3.875%	200,000		221,219
Total U.S. Treasury Obligations (Cost: $56,962,380)				$57,806,363

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) 23.8%
ARGENTINA 0.7%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	$1,595,000		$1,497,306
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	1,100,000		971,850
Argentina Republic Government International Bond Senior Unsecured(d)
12/15/35	4.383%	5,000,000		650,000
Argentine Republic Government International Bond Senior Unsecured
12/31/33	8.280%	2,234,132		1,645,438
Provincia de Buenos Aires(b)
Senior Unsecured
10/05/15	11.750%	730,000		664,495
01/26/21	10.875%	1,110,000		821,549
Provincia de Cordoba Senior Unsecured(b)
08/17/17	12.375%	1,380,000		1,188,594
Total				7,439,232
AUSTRALIA 0.7%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	4,750,000	5,216,980
06/15/20	6.000%	AUD	2,315,000	2,600,886
Total				7,817,866
BRAZIL 1.2%
Brazilian Government International Bond
01/20/34	8.250%	3,985,000		6,017,350
Senior Unsecured
01/05/22	12.500%	BRL	4,550,000	3,309,566
Petrobras International Finance Co.
03/15/19	7.875%	3,135,000		3,867,979
01/27/21	5.375%	600,000		659,447
Total				13,854,342
CANADA 0.8%
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,264,407
06/01/19	3.750%	CAD	6,600,000	7,444,644
06/01/23	8.000%	CAD	85,000	133,228
Total				8,842,279
CHILE 0.1%
Corp. Nacional del Cobre de Chile Senior Unsecured(b)
01/15/19	7.500%	680,000		851,355

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

COLOMBIA 1.0%

Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%		$1,885,000	$2,671,988
01/18/41	6.125%		2,070,000	2,507,747
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		1,200,000	1,479,000
Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		1,050,000	1,111,111
Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	5,280,000,000	3,138,629
Transportadora de Gas Internacional SA ESP Senior Unsecured(b)(c)
03/20/22	5.700%		500,000	512,897
Total				11,421,372

DOMINICAN REPUBLIC 0.3%

Dominican Republic International Bond(b)
Senior Unsecured
05/06/21	7.500%		1,675,000	1,718,929
04/20/27	8.625%		2,000,000	2,080,000
Total				3,798,929

EL SALVADOR 0.1%

El Salvador Government International Bond Senior Unsecured(b)
02/01/41	7.625%		600,000	595,800

FINLAND 0.1%

Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	1,160,000	1,716,498

FRANCE 1.2%

France Government Bond OAT
04/25/13	4.000%	EUR	2,360,000	3,271,355
04/25/17	3.750%	EUR	450,000	656,520
10/25/18	4.250%	EUR	1,000,000	1,496,851
04/25/19	4.250%	EUR	4,080,000	6,116,784
04/25/29	5.500%	EUR	1,160,000	1,934,793
Total				13,476,303

GERMANY 1.4%

Bundesrepublik Deutschland
06/20/16	6.000%	EUR	245,000	398,185
07/04/17	4.250%	EUR	4,260,000	6,655,380
01/04/19	3.750%	EUR	5,555,000	8,616,320
Total				15,669,885

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

HUNGARY 0.1%

Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		$600,000	$547,892
03/29/41	7.625%		500,000	452,500
Hungary Government International Bond(c)
Senior Unsecured
02/03/15	4.750%		80,000	75,200
Total				1,075,592

INDONESIA 1.9%

Indonesia Government International Bond(b)
Senior Unsecured
05/04/14	10.375%		310,000	361,150
04/20/15	7.250%		4,155,000	4,731,506
03/13/20	5.875%		5,630,000	6,460,425
Indonesia Treasury Bond
Senior Unsecured
09/15/19	11.500%	IDR	8,500,000,000	1,241,474
07/15/22	10.250%	IDR	10,680,000,000	1,531,281
09/15/24	10.000%	IDR	9,000,000,000	1,282,971
09/15/25	11.000%	IDR	25,190,000,000	3,847,627
Majapahit Holding BV(b)
08/07/19	8.000%		1,000,000	1,210,000
06/29/37	7.875%		540,000	676,350
Total				21,342,784

JAPAN 0.4%

Japan Government 10-Year Bond
Senior Unsecured
09/20/18	1.500%	JPY	80,000,000	1,025,662
12/20/18	1.400%	JPY	15,000,000	191,101
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	270,000,000	3,587,454
Total				4,804,217

KAZAKHSTAN 0.5%

KazMunayGas National Co.(b)
Senior Unsecured
07/02/18	9.125%		3,275,000	4,077,375
04/09/21	6.375%		1,500,000	1,642,500
Total				5,719,875

LATVIA 0.1%

Republic of Latvia Senior Unsecured(b)(c)
06/16/21	5.250%		650,000	659,996

LITHUANIA 0.2%

Lithuania Government International Bond(b)
Senior Unsecured
09/14/17	5.125%		700,000	726,835
03/09/21	6.125%		600,000	644,012

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

LITHUANIA (CONTINUED)

Lithuania Government International Bond(b)(c)
Senior Unsecured
02/01/22	6.625%		$1,250,000	$1,386,768
Total				2,757,615

MALAYSIA 0.1%

Penerbangan Malaysia Bhd
Government Guaranteed
03/15/16	5.625%		135,000	150,374
Penerbangan Malaysia Bhd(b)
Government Guaranteed
03/15/16	5.625%		470,000	523,525
Petronas Capital Ltd.
08/12/19	5.250%		75,000	83,608
Total				757,507

MEXICO 2.3%

Comision Federal De Electricidad Senior Unsecured(b)
02/14/42	5.750%		300,000	299,700
Mexican Bonos
12/20/12	9.000%	MXN	2,300,000	1,853,526
12/15/16	7.250%	MXN	500,000	422,264
12/13/18	8.500%	MXN	3,663,500	3,323,008
06/09/22	6.500%	MXN	2,600,000	2,050,199
06/03/27	7.500%	MXN	2,515,000	2,081,062
Mexico Government International Bond
Senior Unsecured
01/11/40	6.050%		3,530,000	4,253,650
Mexico Government International Bond(c)
Senior Unsecured
01/15/20	5.125%		1,070,000	1,227,825
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%		310,000	378,550
Senior Unsecured (NPFGC)
08/15/17	10.610%		215,000	263,489
Pemex Project Funding Master Trust
03/01/18	5.750%		5,420,000	6,097,500
01/21/21	5.500%		2,300,000	2,535,750
Petroleos Mexicanos
06/02/41	6.500%		1,000,000	1,125,000
Total				25,911,523

NETHERLANDS 0.3%

Netherlands Government Bond
07/15/16	4.000%	EUR	2,565,000	3,835,558

NEW ZEALAND 0.2%

New Zealand Government Bond Senior Unsecured
05/15/21	6.000%	NZD	2,725,000	2,549,248

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

NORWAY 0.7%

Norway Government Bond
05/19/17	4.250%	NOK	42,900,000	$8,357,091

PERU 0.6%

Corp. Financiera de Desarrollo SA Senior Unsecured(b)(c)
02/08/22	4.750%		1,000,000	1,039,646
Peruvian Government International Bond
Senior Unsecured
05/03/16	8.375%		1,710,000	2,124,675
07/21/25	7.350%		1,210,000	1,652,860
11/21/33	8.750%		205,000	317,955
Peruvian Government International Bond(b)
Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	651,805
Peruvian Government International Bond(c)
Senior Unsecured
11/18/50	5.625%		700,000	784,000
Total				6,570,941

PHILIPPINES 0.7%

Philippine Government International Bond
Senior Unsecured
03/17/15	8.875%		100,000	119,375
01/20/20	6.500%		1,700,000	2,052,750
03/30/26	5.500%		1,675,000	1,907,406
01/14/36	6.250%	PHP	46,000,000	1,144,348
Power Sector Assets & Liabilities Management Corp.(b)
Government Guaranteed
05/27/19	7.250%		1,120,000	1,372,000
12/02/24	7.390%		610,000	772,215
Total				7,368,094

POLAND 1.0%

Poland Government Bond
10/24/15	6.250%	PLN	13,600,000	4,581,384
10/25/19	5.500%	PLN	9,280,000	3,023,430
Poland Government International Bond
Senior Unsecured
07/15/19	6.375%		200,000	232,500
04/21/21	5.125%		500,000	532,500
03/23/22	5.000%		2,450,000	2,582,349
Total				10,952,163

QATAR 0.1%

Nakilat, Inc. Senior Secured(b)
12/31/33	6.067%		180,000	192,600
Qatar Government International Bond Senior Unsecured(b)
01/20/22	4.500%		1,000,000	1,043,800
Total				1,236,400

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

REPUBLIC OF NAMIBIA 0.1%

Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%		$800,000	$838,000

REPUBLIC OF THE CONGO —%

Republic of Congo Senior Unsecured(d)
06/30/29	3.000%		617,500	469,300

ROMANIA 0.1%

Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%		800,000	835,462

RUSSIAN FEDERATION 1.7%

Gazprom OAO Via Gaz Capital SA(b)
Senior Unsecured
04/11/18	8.146%		3,115,000	3,651,808
03/07/22	6.510%		1,460,000	1,591,400
Russian Foreign Bond - Eurobond(b)
Senior Unsecured
03/10/18	7.850%	RUB	40,000,000	1,422,616
Russian Foreign Bond - Eurobond(b)(c)
Senior Unsecured
04/29/15	3.625%		2,450,000	2,548,000
Russian Foreign Bond - Eurobond(b)(d)
Senior Unsecured
03/31/30	7.500%		5,757,325	6,887,200
Russian Foreign Bond - Eurobond(d)
Senior Unsecured
03/31/30	7.500%		789,075	943,931
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%		2,190,000	2,299,500
Total				19,344,455

SOUTH AFRICA 0.1%

South Africa Government International Bond Senior Unsecured
03/09/20	5.500%		1,180,000	1,315,700

SOUTH KOREA 0.2%

Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		1,800,000	1,898,996

SWEDEN 0.8%

Sweden Government Bond
08/12/17	3.750%	SEK	49,765,000	8,332,128

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

SWEDEN (CONTINUED)

12/01/20	5.000%	SEK	3,100,000	$583,639
Total				8,915,767

TRINIDAD AND TOBAGO 0.1%

Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%		1,290,000	1,586,051

TURKEY 1.2%

Turkey Government International Bond
01/14/41	6.000%		1,700,000	1,674,500
Senior Unsecured
09/26/16	7.000%		3,635,000	4,089,375
03/30/21	5.625%		3,050,000	3,182,675
09/26/22	6.250%		250,000	268,750
02/05/25	7.375%		3,540,000	4,150,650
Total				13,365,950

UKRAINE —%

City of Kyiv Via Kyiv Finance PLC Senior Unsecured(b)
07/11/16	9.375%		600,000	517,088

UNITED ARAB EMIRATES 0.2%

Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%		700,000	744,852
Dolphin Energy Ltd. Senior Secured(b)
12/15/21	5.500%		1,000,000	1,052,369
Total				1,797,221

UNITED KINGDOM 0.8%

United Kingdom Gilt
03/07/18	5.000%	GBP	1,740,000	3,377,052
09/07/19	3.750%	GBP	200,000	366,612
09/07/21	3.750%	GBP	500,000	911,955
03/07/25	5.000%	GBP	2,050,000	4,164,596
Total				8,820,215

URUGUAY 0.1%

Uruguay Government International Bond Senior Unsecured PIK(c)
01/15/33	7.875%		935,000	1,304,325

VENEZUELA 1.6%

Petroleos de Venezuela SA
04/12/17	5.250%		4,660,000	3,529,950
11/02/17	8.500%		7,035,000	6,254,115
Petroleos de Venezuela SA(c)

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)

VENEZUELA (CONTINUED)

02/17/22	12.750%	$760,000	$760,000
Venezuela Government International Bond
Senior Unsecured
08/23/22	12.750%	1,510,000	1,585,500
05/07/23	9.000%	6,436,000	5,486,690
Total			17,616,255

Total Foreign Government Obligations (Cost: $244,759,269)			$268,007,250

Municipal Bonds —%

Cabazon Band Mission Indians Revenue Bonds Series 2004(b)(g)(l)(m)
06/01/12	7.358%	350,000	210,000

Total Municipal Bonds (Cost: $350,000)			$210,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.7%

Aerospace & Defense 0.1%

Huntington Ingalls Industries, Inc. Term Loan(d)(n)
03/30/16	3.000%	96,250	95,769
TASC, Inc.(d)(e)(n)
Tranche B Term Loan
12/18/15	4.500%	125,000	123,281
TASC, Inc.(d)(n)
Tranche B Term Loan
12/18/15	4.500%	74,493	73,469
TransDigm, Inc. Tranche B1 Term Loan(d)(n)
02/14/17	4.000%	421,745	421,454
Total			713,973

Airlines 0.1%

Delta Air Lines, Inc. Term Loan(d)(n)
04/20/17	5.500%	298,500	297,754
U.S. Airways Group, Inc. Term Loan(d)(n)
03/21/14	2.742%	486,111	446,328

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Airlines (continued)

United Air Lines, Inc. Tranche B Term Loan(d)(n)
02/01/14	2.250%	$268,998	$260,099
Total			1,004,181

Automotive 0.1%

Allison Transmission, Inc. Tranche B1 Term Loan(d)(n)
08/07/14	2.750%	314,047	311,441
Chrysler Group LLC Tranche B Term Loan(d)(n)
05/24/17	6.000%	199,000	201,963
Federal-Mogul Corp.(d)(n)
Tranche B Term Loan
12/29/14	2.178%	115,878	111,303
Tranche C Term Loan
12/28/15	2.178%	59,122	56,788
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(d)(n)
04/30/14	1.750%	250,000	248,312
Schaeffler AG Tranche C2 Term Loan(d)(e)(n)
01/27/17	6.000%	450,000	451,899
Total			1,381,706

Brokerage —%

Nuveen Investments, Inc.(d)(n)
1st Lien Term Loan
05/13/17	7.250%	125,000	125,416
2nd Lien Term Loan
02/28/19	8.250%	200,000	202,166
Total			327,582

Building Materials 0.1%

Armstrong World Industries, Inc. Tranche B1 Term Loan(d)(n)
03/10/18	4.000%	148,875	148,577
CPG International I, Inc. Term Loan(d)(n)
02/18/17	6.000%	346,500	331,774
Goodman Global, Inc. 1st Lien Term Loan(d)(n)
10/28/16	5.750%	349,063	350,591
Potters Holdings II LP(d)(n)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	273,625	272,941
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	75,000	75,329
Total			1,179,212

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals 0.2%

AZ Chem U.S., Inc. Term Loan(d)(n)
12/22/17	7.250%	$75,000	$75,844
Matrix Acquisition Corp. Tranche B Term Loan(d)(n)
04/12/14	2.241%	310,240	307,913
Momentive Performance Materials Tranche B1B Term Loan(d)(e)(n)
05/05/15	3.973%	75,000	71,531
Nexeo Solutions LLC Term Loan(d)(n)
09/08/17	5.000%	100,000	97,667
Norit Holding BV Term Loan(d)(n)
07/10/17	6.750%	124,688	124,532
Omnova Solutions, Inc. Term Loan(d)(n)
05/31/17	5.750%	346,491	347,070
PQ Corp. 1st Lien Term Loan(d)(n)
07/30/14	3.500%	270,459	265,288
Rockwood Specialties Group, Inc. Tranche B Term Loan(d)(n)
02/09/18	3.500%	198,000	199,138
Solutia, Inc. Tranche 1 Term Loan(d)(n)
08/01/17	3.500%	309,330	308,804
Trinseo Materials Operating SCA Term Loan(d)(n)
08/02/17	6.000%	246,964	225,251
Tronox Pigments B.V.(d)(e)(n)
Delayed Draw Term Loan
02/08/18	4.250%	32,143	32,143
Tronox Pigments B.V.(d)(n)
Term Loan
02/08/18	4.250%	117,857	117,857
Univar, Inc. Tranche B Term Loan(d)(n)
06/30/17	5.000%	519,750	520,400
Total			2,693,438

Construction Machinery 0.1%

Douglas Dynamics LLC Term Loan(d)(n)
04/18/18	5.750%	295,815	291,993
Manitowoc Co., Inc. (The) Tranche B Term Loan(d)(n)
11/13/17	4.250%	225,000	224,325

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Construction Machinery (continued)

NACCO Materials Handling Group, Inc. Term Loan(d)(n)
03/21/13	2.293%	$164,476	$163,790
Terex Corp. Term Loan(d)(n)
04/28/17	5.500%	274,312	276,112
Total			956,220

Consumer Cyclical Services 0.1%

Instant Web, Inc.(d)(n)
Delayed Draw Term Loan
08/07/14	3.616%	14,014	12,612
Term Loan
08/07/14	3.616%	134,436	120,992
KAR Auction Services, Inc. Term Loan(d)(n)
05/19/17	5.000%	74,598	74,707
Live Nation Entertainment, Inc. Tranche B Term Loan(d)(n)
11/07/16	4.500%	222,173	221,896
Sabre, Inc. Term Loan(d)(n)
09/30/17	6.301%	318,780	303,294
ServiceMaster Co. (The)(d)(n)
Delayed Draw Term Loan
07/24/14	2.750%	31,370	30,933
Term Loan
07/24/14	2.802%	315,004	310,622
Total			1,075,056

Consumer Products 0.2%

Affinion Group, Inc. Tranche B Term Loan(d)(n)
10/09/16	5.000%	298,555	282,615
Amscan Holdings, Inc. Term Loan(d)(n)
12/02/17	6.750%	494,183	494,316
Fender Musical Instruments Corp.(d)(n)
Delayed Draw Term Loan
06/09/14	2.500%	74,417	72,277
Term Loan
06/09/14	2.500%	147,287	143,053
Jarden Corp. Tranche B Term Loan(d)(n)
03/31/18	3.241%	149,062	149,045
NBTY, Inc. Tranche B1 Term Loan(d)(n)
10/02/17	4.250%	430,714	430,757

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Products (continued)

Visant Corp. Tranche B Term Loan(d)(n)
12/22/16	5.250%	$471,766	$459,382
Total			2,031,445

Diversified Manufacturing 0.1%

Acosta, Inc. Tranche B Term Loan(d)(n)
03/01/18	4.750%	318,018	317,356
Colfax Corp. Tranche B Term Loan(d)(n)
01/11/19	4.500%	125,000	125,043
Hupah Finance, Inc. Term Loan(d)(n)
01/19/19	6.250%	175,000	175,985
IMG Worldwide, Inc. Tranche B Term Loan(d)(n)
06/16/16	5.500%	373,125	370,793
Tomkins LLC/Inc. Tranche B1 Term Loan(d)(n)
09/29/16	4.250%	431,476	431,476
Total			1,420,653

Electric 0.2%

Calpine Corp.(d)(n)
Term Loan
04/01/18	4.500%	273,435	272,240
Tranche B2 Term Loan
04/01/18	4.500%	149,250	148,598
Equipower Resources Holdings LLC Tranche B Term Loan(d)(n)
01/26/18	5.750%	24,152	22,582
FREIF North American Power I LLC(d)(e)(n)
Tranche B Term Loan
03/01/19	6.000%	86,420	85,988
Tranche C Term Loan
03/01/19	3.975%	13,580	13,512
GenOn Energy/Americas, Inc. Term Loan(d)(n)
09/20/17	6.000%	198,992	196,588
Generac Power System, Inc. Tranche B Term Loan(d)(n)
02/09/19	3.750%	150,000	149,625
NRG Energy, Inc. Term Loan(d)(n)
07/01/18	4.000%	298,500	298,070
TPF Generation Holdings LLC(d)(n)
1st Lien Synthetic Letter of Credit
12/15/13	2.470%	145,529	144,922
1st Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric (continued)

12/15/13	2.241%	$243,830	$242,814
Texas Competitive Electric Holdings Co. LLC Term Loan(d)(n)
10/10/14	3.743%	624,903	380,266
Total			1,955,205

Entertainment 0.1%

24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(d)(n)
04/22/16	7.500%	375,000	374,531
AMC Entertainment, Inc. Tranche B2 Term Loan(d)(n)
12/15/16	3.491%	321,579	318,228
Cedar Fair LP Tranche 1 Term Loan(d)(n)
12/15/17	4.000%	146,962	147,030
Regal Cinemas Corp. Term Loan(d)(n)
08/23/17	3.368%	148,500	147,795
Six Flags Theme Parks, Inc. Tranche B Term Loan(d)(n)
12/20/18	4.250%	125,000	124,726
Total			1,112,310

Environmental 0.1%

EnviroSolutions Real Property Holdings, Inc.(d)(e)(n)
2nd Lien Term Loan
07/29/14	8.000%	300,000	294,000
EnviroSolutions Real Property Holdings, Inc.(d)(n)
2nd Lien Term Loan
07/29/14	8.000%	328,235	321,671
WCA Waste Corp. Term Loan(d)(n)
03/23/18	5.500%	100,000	99,917
Total			715,588

Food and Beverage 0.3%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan(d)(n)
12/18/17	5.250%	74,250	74,134
Aramark Corp.(d)(n)
2nd Letter of Credit
07/26/16	0.091%	20,055	19,966
Tranche B Term Loan
07/26/16	3.491%	304,945	303,591
B&G Foods, Inc. Tranche B Term Loan(d)(n)
11/30/18	4.500%	100,000	100,200

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

Dean Foods Co. Tranche B Term Loan(d)(n)
04/02/16	3.250%	$519,724	$513,066
Del Monte Foods Co. Term Loan(d)(n)
03/08/18	4.500%	398,000	391,974
Dole Food Co., Inc. Tranche B2 Term Loan(d)(n)
07/08/18	5.040%	152,851	153,488
Earthbound Holdings III LLC Term Loan(d)(n)
12/21/16	5.500%	395,000	392,531
JBS U.S.A. LLC Term Loan(d)(n)
05/25/18	4.250%	99,500	99,779
Pierre Foods, Inc. 1st Lien Term Loan(d)(n)
09/30/16	7.001%	345,934	345,588
Solvest Ltd. Tranche C2 Term Loan(d)(n)
07/08/18	5.026%	283,865	285,049
U.S. Foodservice, Inc. Term Loan(d)(n)
07/03/14	2.740%	346,373	334,105
WM. Bolthouse Farms, Inc. 1st Lien Term Loan(d)(n)
02/11/16	5.508%	292,778	293,688
Windsor Quality Food Co., Ltd. Tranche B Term Loan(d)(n)
02/16/17	5.000%	382,800	365,574
Total			3,672,733

Gaming 0.2%

Affinity Gaming LLC Term Loan(d)(n)
12/31/15	10.000%	394,260	401,837
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan(d)(n)
01/28/15	3.242%	400,000	380,564
Caesars Octavius LLC Tranche B Term Loan(d)(n)
04/25/17	9.250%	325,000	320,288
Isle of Capri Casinos, Inc. Term Loan(d)(n)
11/01/13	4.750%	123,750	123,974
Las Vegas Sands LLC(d)(n)
Tranche B Term Loan
05/23/14	1.750%	164,283	161,669
11/23/16	2.750%	153,897	148,489

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)

Tranche I Delayed Draw Term Loan
05/23/14	1.750%	$33,703	$33,167
11/23/16	2.750%	19,344	18,664
Pinnacle Entertainment, Inc. Tranche A Term Loan(d)(n)
03/19/19	4.000%	275,000	275,916
ROC Finance LLC Tranche B Term Loan(d)(n)
08/19/17	8.500%	75,000	75,375
Twin River Worldwide Holdings, Inc. Term Loan(d)(n)
11/05/15	8.500%	127,500	127,372
Total			2,067,315

Gas Distributors —%

Energy Transfer Equity LP Term Loan(d)(n)
03/23/17	3.750%	100,000	98,063

Health Care 0.4%

Alere, Inc. Tranche B Term Loan(d)(n)
06/30/17	4.500%	99,750	99,080
Community Health Systems, Inc. Term Loan(d)(n)
07/25/14	2.628%	631,209	622,656
ConvaTec, Inc. Term Loan(d)(n)
12/22/16	5.750%	321,750	321,045
DaVita, Inc. Tranche B Term Loan(d)(n)
10/20/16	4.500%	321,750	322,554
HCA, Inc. Tranche A1 Term Loan(d)(n)
11/16/12	1.491%	340,753	340,116
Health Management Associates, Inc. Tranche B Term Loan(d)(n)
11/16/18	4.500%	125,000	123,924
IASIS Healthcare LLC Tranche B Term Loan(d)(n)
05/03/18	5.000%	645,872	645,601
Inventiv Health, Inc. Term Loan(d)(n)
08/04/16	6.500%	198,000	187,441
Lifepoint Hospitals, Inc. Tranche B2 Term Loan(d)(n)
04/15/15	3.240%	500,000	497,605

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

MedAssets, Inc. Term Loan(d)(n)
11/16/16	5.250%	$296,160	$297,270
Onex Carestream Finance LP Term Loan(d)(n)
02/25/17	5.000%	371,159	362,344
Quintiles Transnational Corp. Tranche B Term Loan(d)(n)
06/08/18	5.000%	472,625	472,625
Res-Care, Inc. Tranche B Term Loan(d)(n)
12/22/16	7.750%	99,000	98,505
Select Medical Corp. Tranche B Term Loan(d)(n)
06/01/18	5.500%	124,375	121,141
Total			4,511,907

Independent Energy —%

MEG Energy Corp. Term Loan(d)(n)
03/18/18	4.000%	74,813	74,625

Integrated Energy —%

Gibson Energy ULC Term Loan(d)(n)
06/15/18	5.750%	124,375	124,583

Life Insurance —%

CNO Financial Group, Inc. Tranche B1 Term Loan(d)(n)
09/30/16	6.250%	221,181	222,121

Media Cable 0.1%

Bresnan Broadband Holdings LLC Tranche B Term Loan(d)(n)
12/14/17	4.500%	99,000	98,806
Cequel Communications LLC Term Loan(d)(n)
02/14/19	4.000%	200,000	198,250
MCC Iowa LLC Tranche F Term Loan(d)(n)
10/23/17	4.500%	321,734	319,321
Mediacom Illinois LLC Tranche E Term Loan(d)(n)
10/23/17	4.500%	494,975	492,148

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Cable (continued)

San Juan Cable LLC Tranche B 1st Lien Term Loan(d)(n)
06/09/17	6.000%	$74,625	$73,319
TWCC Holding Corp. Term Loan(d)(n)
02/13/17	4.250%	121,975	121,997
WideOpenWest Finance LLC 1st Lien Term Loan(d)(n)
06/30/14	2.742%	248,404	241,884
Total			1,545,725

Media Non-Cable 0.4%

AMC Networks, Inc. Tranche B Term Loan(d)(n)
12/31/18	4.000%	99,500	99,209
Clear Channel Communications, Inc. Tranche B Term Loan(d)(n)
01/29/16	3.891%	481,511	389,369
Cumulus Media Holdings, Inc.(d)(n)
1st Lien Term Loan
09/17/18	5.750%	274,170	275,456
2nd Lien Term Loan
03/18/19	7.500%	350,000	354,301
Emmis Operating Co. Tranche B Term Loan(d)(n)
11/01/13	4.472%	218,799	204,168
Encompass Digital Media, Inc. Tranche B Term Loan(d)(n)
08/10/17	8.000%	450,000	447,750
Getty Images, Inc. Term Loan(d)(n)
11/07/16	5.250%	73,552	73,809
Gray Television, Inc Tranche B Term Loan(d)(n)
12/31/14	3.750%	494,845	489,546
Hubbard Radio LLC lst Lien Term Loan(d)(n)
04/28/17	5.250%	149,250	149,437
Intelsat Jackson Holdings SA Tranche B Term Loan(d)(n)
04/02/18	5.250%	299,246	301,209
LIN Television Corp. Tranche B Term Loan(d)(n)
12/21/18	5.000%	75,000	75,281
NextMedia Operating, Inc. Term Loan(d)(n)
05/27/16	8.250%	458,223	442,185

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Postmedia Network, Inc. Tranche C Term Loan(d)(n)
07/13/16	6.250%	$243,874	$242,148
Radio One, Inc. Term Loan(d)(n)
03/31/16	7.520%	397,000	393,359
Sinclair Television Group, Inc. Tranche B Term Loan(d)(n)
10/28/16	4.000%	198,462	197,872
Univision Communications, Inc. 1st Lien Term Loan(d)(n)
03/31/17	4.491%	594,726	551,276
Total			4,686,375

Metals —%

Novelis, Inc. Tranche B2 Term Loan(d)(n)
03/10/17	4.000%	224,438	223,526

Non-Captive Diversified —%

iStar Financial, Inc. Tranche A2 Term Loan(d)(n)
06/30/14	7.000%	100,000	99,729

Oil Field Services —%

Frac Tech Services Term Loan(d)(n)
05/06/16	6.250%	114,856	114,314

Other Financial Institutions —%

Harland Clarke Holdings Corp. Tranche B Term Loan(d)(n)
06/30/14	2.775%	296,891	276,296
Springleaf Financial Funding Co. Term Loan(d)(n)
05/10/17	5.500%	125,000	114,791
Vantiv LLC Tranche B1 1st Lien Term Loan(d)(n)
11/03/16	4.948%	98,831	98,867
Total			489,954

Other Industry 0.1%

Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(d)(n)
04/01/18	5.000%	375,000	374,610

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Industry (continued)

Sensus U.S.A., Inc. 2nd Lien Term Loan(d)(n)
05/09/18	8.500%	$350,000	$347,960
Total			722,570

Packaging 0.1%

BWay Holding Co. Tranche B Term Loan(d)(n)
02/23/18	4.500%	445,850	444,914
Berry Plastics Holding Corp. Tranche C Term Loan(d)(n)
04/03/15	2.242%	172,733	168,474
ICL Industrial Containers ULC Tranche C Term Loan(d)(n)
02/23/18	4.500%	41,100	41,013
Reynolds Group Holdings, Inc.(d)(n)
Tranche B Term Loan
02/09/18	6.500%	270,001	272,625
Tranche C Term Loan
08/09/18	6.500%	197,359	199,753
Total			1,126,779

Paper —%

NewPage Corp. Debtor In Possession Term Loan(d)(n)(o)
03/08/13	8.000%	150,000	151,625

Pharmaceuticals 0.1%

Endo Pharmaceuticals Holdings, Inc.(d)(n)
Tranche A Term Loan
06/17/16	2.250%	121,484	120,402
Tranche B Term Loan
06/17/18	4.000%	41,652	41,629
Grifols, Inc. Tranche B Term Loan(d)(n)
06/01/17	4.500%	270,427	270,032
Pharmaceutical Product Development, Inc. Term Loan(d)(n)
12/05/18	6.250%	100,000	101,141
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan(d)(n)
02/13/19	3.750%	100,000	99,095
Total			632,299

Property & Casualty 0.1%

Asurion LLC 2nd Lien Term Loan(d)(n)
05/24/19	9.000%	500,000	505,535

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Railroads —%

RailAmerica, Inc. Term Loan(d)(n)
03/01/19	4.000%	$150,000	$149,688

REITs —%

CB Richard Ellis Services, Inc. Tranche C Term Loan(d)(n)
03/04/18	3.491%	99,500	98,779

Retailers 0.6%

Academy Ltd. Term Loan(d)(n)
08/03/18	6.000%	175,000	175,655
BJ’s Wholesale Club, Inc. 1st Lien Term Loan(d)(n)
09/28/18	5.250%	224,562	225,557
Bass Pro Group LLC Term Loan(d)(n)
06/13/17	5.317%	323,375	322,913
Claire’s Stores, Inc. Tranche B Term Loan(d)(n)
05/29/14	3.085%	301,222	285,998
Dollar General Corp. Tranche B1 Term Loan(d)(n)
07/07/14	3.139%	325,000	324,925
General Nutrition Centers, Inc. Tranche B Term Loan(d)(n)
03/02/18	4.250%	650,000	647,978
J. Crew Group, Inc. Term Loan(d)(n)
03/07/18	4.750%	496,250	487,000
JRD Holdings, Inc. Term Loan(d)(n)
07/02/14	2.500%	500,000	500,260
Jo-Ann Stores, Inc. Term Loan(d)(n)
03/16/18	4.750%	413,058	409,812
Leslie’s Poolmart, Inc. Tranche B Term Loan(d)(n)
11/21/16	4.500%	100,000	99,500
Michaels Stores, Inc.(d)(n)
Tranche B2 Term Loan
07/31/16	5.073%	170,000	170,505
Tranche B3 Term Loan
07/31/16	5.073%	443,052	444,368
Neiman Marcus Group, Inc. (The) Term Loan(d)(n)
05/16/18	4.750%	500,000	499,220

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)

Orchard Supply Hardware LLC Term Loan(d)(n)
12/21/13	5.000%	$494,236	$374,384
Pantry, Inc. (The)(d)(n)
Delayed Draw Term Loan
05/15/14	2.000%	33,812	33,516
Term Loan
05/15/14	2.000%	359,765	356,617
Pep Boys-Manny, Moe & Jack (The) Term Loan(d)(n)
10/27/13	2.490%	198,189	197,445
PetCo Animal Supplies, Inc. Term Loan(d)(n)
11/24/17	4.500%	490,000	489,510
Rite Aid Corp. Tranche 2 Term Loan(d)(n)
06/04/14	2.003%	485,958	475,267
Toys ‘R’ Us-Delaware, Inc. Term Loan(d)(n)
09/01/16	6.000%	341,533	341,693
Yankee Candle Co., Inc. (The) Term Loan(d)(n)
02/06/14	4.250%	387,227	386,851
Total			7,248,974

Supermarkets —%

Supervalu, Inc. Tranche B2 Term Loan(d)(n)
10/05/15	3.491%	396,000	393,402

Technology 0.5%

Aeroflex, Inc. Tranche B Term Loan(d)(n)
05/09/18	4.250%	119,203	117,713
CPI International Acquistion, Inc. Tranche B Term Loan(d)(n)
02/13/17	5.000%	990,000	992,475
Commscope, Inc. Tranche 1 Term Loan(d)(n)
01/14/18	4.250%	249,250	248,587
Dealer Computer Services, Inc.(d)(n)
Tranche A Term Loan
04/21/16	2.741%	21,042	20,883
Tranche B Term Loan
04/21/18	3.750%	61,768	61,613
Edwards (Cayman Islands II) Ltd.(d)(n)
1st Lien Term Loan
05/31/16	5.500%	123,750	122,591
05/31/16	5.500%	198,496	196,636

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

Fidelity National Information Services, Inc. Tranche B Term Loan(d)(n)
07/18/16	4.250%	$32,000	$32,080
First Data Corp. Tranche B1 Term Loan(d)(n)
09/24/14	2.992%	422,367	406,528
Freescale Semiconductor, Inc. Tranche B1 Term Loan(d)(n)
12/01/16	4.494%	297,085	288,693
Go Daddy Operating Co. LLC Tranche B1 Term Loan(d)(n)
12/17/18	5.500%	150,000	150,000
Greeneden U.S. Holdings II LLC Term Loan(d)(n)
01/31/19	6.750%	250,000	251,563
Infor Enterprise Solutions Holdings, Inc.(d)(n)
1st Lien Delayed Draw Term Loan
07/28/15	5.970%	111,474	110,777
1st Lien Term Loan
07/28/15	5.970%	209,895	208,583
Interactive Data Corp. Tranche B Term Loan(d)(n)
02/11/18	4.500%	198,500	198,129
Kasima LLC Term Loan(d)(n)
03/31/17	5.000%	148,875	148,503
Lawson Software, Inc. Tranche B Term Loan(d)(e)(n)
03/30/18	6.250%	275,000	273,625
Microsemi Corp. Term Loan(d)(n)
02/02/18	4.000%	399,000	398,003
NDS Finance Ltd. Tranche B Term Loan(d)(n)
03/12/18	4.000%	74,437	74,344
Novell, Inc. 1st Lien Term Loan(d)(n)
04/27/17	6.500%	74,062	73,461
Openlink International, Inc. Term Loan(d)(n)
10/30/17	7.750%	75,000	75,094
Rovi Solutions Corp./Guides, Inc.(d)(e)(n)
Tranche B2 Term Loan
03/29/19	5.250%	262,500	262,282
Rovi Solutions Corp./Guides, Inc.(d)(n)
Tranche A Term Loan
02/07/16	2.750%	47,500	47,352
Tranche B Term Loan
02/07/18	4.000%	49,625	49,530

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

Sensata Technology BV/Finance Co. LLC Term Loan(d)(n)
05/12/18	4.000%	$174,125	$173,961
SunGard Data Systems, Inc. Tranche B Term Loan(d)(n)
02/28/16	3.975%	192,028	192,026
Syniverse Holdings, Inc. Term Loan(d)(n)
12/21/17	5.250%	74,250	74,436
Trans Union LLC Term Loan(d)(n)
02/10/18	4.750%	99,250	99,994
Verint Systems, Inc. Term Loan(d)(n)
10/27/17	4.500%	99,250	98,940
Total			5,448,402

Textile —%

Levi Strauss & Co. Term Loan(d)(n)
03/27/14	2.491%	300,000	290,625
Springs Window Fashions LLC Tranche B Term Loan(d)(n)
05/31/17	6.000%	119,197	115,820
Total			406,445

Transportation Services 0.1%

Avis Budget Car Rental LLC Tranche C Term Loan(d)(n)
03/15/19	4.250%	175,000	174,344
Hertz Corp. (The)(d)(n)
Letter of Credit
03/11/18	3.750%	250,000	236,250
Tranche B Term Loan
03/11/18	3.750%	297,750	296,633
Total			707,227

Wireless 0.1%

MetroPCS Wireless, Inc. Tranche B3 Term Loan(d)(n)
03/19/18	4.000%	347,062	343,332
Ntelos, Inc. Tranche B Term Loan(d)(n)
08/07/15	4.000%	154,747	153,877
Telesat Canada Tranche B Term Loan(d)(e)(n)
03/28/19	4.750%	275,000	274,486
Total			771,695

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wirelines 0.1%

Alaska Communications Systems Holdings, Inc. Term Loan(d)(n)
10/21/16	5.500%	$423,929	$392,843
Level 3 Financing, Inc. Tranche B Term Loan(d)(n)
09/01/18	5.750%	175,000	176,568
Total			569,411

Total Senior Loans (Cost: $53,705,139)			$53,430,370

Issuer		Shares	Value

Common Stocks —%

FINANCIALS —%

Real Estate Investment Trusts (REITs) —%

Fairlane Management Corp.(f)(g)(h)(p)		2,000	$—
TOTAL FINANCIALS			—

Total Common Stocks (Cost: $—)			$—

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc.(p)		1,854	122,364

INFORMATION TECHNOLOGY —%

Communications Equipment —%

CMP Susquehanna Corp.(b)(g)(h)(p)		3,304	33
TOTAL INFORMATION TECHNOLOGY			33

Total Warrants (Cost: $75,065)			$122,397

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.161%(q)(r)		46,563,372	46,563,372

Total Money Market Funds (Cost: $46,563,372)			$46,563,372

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.7%

Other Short-Term Obligations 0.2%

Natixis Financial Products LLC
04/02/12	0.450%	$1,500,000	$1,500,000
Total			1,500,000

Repurchase Agreements 3.5%

Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $5,000,071(s)
	0.170%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(s)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $3,000,068(s)
	0.270%	3,000,000	3,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(s)
	0.260%	5,000,000	5,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(s)
	0.200%	10,000,000	10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(s)
	0.270%	5,000,000	5,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $6,842,122(s)
	0.200%	6,842,008	6,842,008
Total			39,842,008

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $41,342,008)			$41,342,008

Total Investments
(Cost: $1,127,364,905)(t)			$1,179,834,691(u)
Other Assets & Liabilities, Net			(50,994,939)
Net Assets			$1,128,839,752

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	243	33,480,844	June 2012	$—	$(847,069)
U.S. Treasury Note, 2-year	181	39,845,454	June 2012	—	(20,056)
U.S. Treasury Note, 5-year	(188)	(23,037,343)	June 2012	145,688	—
U.S. Treasury Note, 10-year	(970)	(125,599,849)	June 2012	1,339,087	—
U.S. Treasury Ultra Bond, 30-year	(29)	(4,378,094)	June 2012	138,613	—
Total				$1,623,388	$(867,125)

Credit Default Swap Contracts Outstanding at March 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470%	$400,000	$(6,866)	$(180)	$—	$(7,046)
Total							$—	$(7,046)

Forward Foreign Currency Exchange Contracts Open at March 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	April 16, 2012	2,729,000	2,282,536	$49,981	$—
		(NZD)	(USD)
State Street Bank & Trust Company	April 17, 2012	4,996,000	6,612,606	—	(50,956)
		(EUR)	(USD)
UBS Securities	April 18, 2012	5,088,000	5,545,897	—	(91,464)
		(CHF)	(USD)
Goldman, Sachs & Co.	April 18, 2012	10,553,000	13,868,858	—	(206,576)
		(EUR)	(USD)
State Street Bank & Trust Company	April 18, 2012	5,289,000	8,427,154	—	(31,781)
		(GBP)	(USD)
HSBC Securities (USA), Inc.	April 18, 2012	5,575,071	464,632,000	39,246	—
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	April 18, 2012	8,451,317	48,154,000	—	(338)
		(USD)	(NOK)
Morgan Stanley	April 18, 2012	13,960,805	94,177,000	265,602	—
		(USD)	(SEK)
J.P. Morgan Securities, Inc.	April 19, 2012	9,000,000	2,854,243	—	(35,721)
		(PLN)	(USD)
J.P. Morgan Securities, Inc.	May 8, 2012	5,687,800	470,000,000	—	(7,578)
		(USD)	(JPY)
Total				$354,829	$(424,414)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $281,557,622 or 24.94% of net assets.

(c)	At March 31, 2012, security was partially or fully on loan.
(d)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Negligible market value.
(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $210,033, representing 0.02% of net assets.  Information concerning such security holdings at March 31, 2012 was as follows:

	Acquisition
Security	dates	Cost
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
06/01/12 7.358%	10-04-2004	$350,000
CMP Susquehanna Corp.
Warrants	03-26-2009	33
Fairlane Management Corp.	09-23-2002	—
Six Flags, Inc.
06/01/14 9.625%	05-07-2010	—

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $33, which represents less than 0.01% of net assets.

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

At March 31, 2012, investments in securities included securities valued at $3,564,634 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2012, the value of these securities amounted to $210,000 or 0.02% of net assets.

(m)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2012, the value of these securities amounted to $210,000, which represents 0.02% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(p)	Non-income producing.
(q)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(r)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$37,296,441	$74,551,191	$(65,284,260)	$—	$46,563,372	$14,028	$46,563,372

(s)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$2,553,422
Freddie Mac REMICS	1,920,860
Government National Mortgage Association	625,718
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$29,572
Government National Mortgage Association	221,303
United States Treasury Note/Bond	2,809,125
Total Market Value of Collateral Securities	$3,060,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$6,978,889
Total Market Value of Collateral Securities	$6,978,889

(t)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,127,365,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,842,000
Unrealized Depreciation	(7,372,000)
Net Unrealized Appreciation	$52,470,000

(u)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes
Electric	$—	$33,810,913	$464,943	$34,275,856
All Other Industries	—	516,939,549	—	516,939,549
Residential Mortgage-Backed Securities - Agency	—	81,991,267	—	81,991,267
Residential Mortgage-Backed Securities - Non-Agency	—	19,623,728	2,009,188	21,632,916
Commercial Mortgage-Backed Securities - Non-Agency	—	29,469,300	—	29,469,300
Asset-Backed Securities - Non-Agency	—	2,903,102	—	2,903,102
Inflation-Indexed Bonds	—	25,140,941	—	25,140,941
U.S. Treasury Obligations	57,806,363	—	—	57,806,363
Foreign Government Obligations	—	268,007,250	—	268,007,250
Municipal Bonds	—	210,000	—	210,000
Total Bonds	57,806,363	978,096,050	2,474,131	1,038,376,544

Senior Loans
Building Materials	—	847,438	331,774	1,179,212
Chemicals	—	2,568,906	124,532	2,693,438
Construction Machinery	—	792,430	163,790	956,220
Electric	—	1,932,623	22,582	1,955,205
Food and Beverage	—	3,572,954	99,779	3,672,733
Health Care	—	4,413,402	98,505	4,511,907
Retailers	—	6,748,714	500,260	7,248,974
Technology	—	4,137,103	1,311,299	5,448,402
All Other Industries	—	25,764,279	—	25,764,279
Total Senior Loans	—	50,777,849	2,652,521	53,430,370

Equity Securities
Common Stocks
Financials	—	—	—	—
Warrants
Energy	—	122,364	—	122,364
Information Technology	—	—	33	33
Total Equity Securities	—	122,364	33	122,397

Other
Money Market Funds	46,563,372	—	—	46,563,372
Investments of Cash Collateral Received for Securities on Loan	—	41,342,008	—	41,342,008
Total Other	46,563,372	41,342,008	—	87,905,380

Investments in Securities	104,369,735	1,070,338,271	5,126,685	1,179,834,691
Derivatives
Assets
Futures Contracts	1,623,388	—	—	1,623,388
Forward Foreign Currency Exchange Contracts	—	354,829	—	354,829
Liabilities
Futures Contracts	(867,125)	—	—	(867,125)
Forward Foreign Currency Exchange Contracts	—	(424,414)	—	(424,414)
Swap Contracts	—	(7,046)	—	(7,046)
Total	$105,125,998	$1,070,261,640	$5,126,685	$1,180,514,323

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds, Senior Loans and Residential Mortgage Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respected company, market multiplies derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

There were no transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed
	Corporate	Securities -
	Bonds & Notes	Non-Agency	Senior Loans	Warrants	Total
Balance as of December 31, 2011	$352,024	$6,145,020	$3,260,269	$33	$9,757,346
Accrued discounts/premiums	576	—	6,930	—	7,506
Realized gain (loss)	1,306	753	3,703	—	5,762
Change in unrealized appreciation (depreciation)*	(23,547)	(155)	69,018	—	45,316
Sales	(42,466)	(293,250)	(637,774)	—	(973,490)
Purchases	177,050	—	—	—	177,050
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(3,843,180)	(49,625)	—	(3,892,805)
Balance as of March 31, 2012	$464,943	$2,009,188	$2,652,521	$33	$5,126,685

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $27,793, which is comprised of Corporate Bonds & Notes of $(23,547), Residential Mortgage-Backed Securities — Non-Agency of $(155) and Senior Loans of $51,495.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012